                                                      OMB APPROVAL

                                                      --------------------------
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                                                      hours per response: 433.0

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      (No. 333-33978)                                                        [X]

      Pre- Effective Amendment No. ____                                      [ ]

      Post-Effective Amendment No. 19                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
      OF 1940  (No. 811-09885)                                               [X]

      Amendment No. 20                                                       [X]

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:  303-333-3863

Kelley Abbott Howes - 151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

      [ ]   immediately upon filing pursuant to paragraph (b)

      [ ]   on (date) pursuant to paragraph (b)

      [ ]   60 days after filing pursuant to paragraph (a)(1)

      [ ]   on (date) pursuant to paragraph (a)(1)

      [ ]   75 days after filing pursuant to paragraph (a)(2)

      [X]   on June 30, 2005 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            June 30, 2005



THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED APRIL 14, 2005


                                  GROWTH & CORE

                                      Janus Adviser Orion Fund


                                      Janus Adviser Small-Mid Growth Fund

                                      Janus Adviser Contrarian Fund


                                     BOND


                                      Janus Adviser High-Yield Fund


                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes four portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives, including growth of capital, capital appreciation, and current income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus currently offers four classes of shares. Class A and Class C Shares are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Equity Funds
          Janus Adviser Orion Fund..............................    2
          Janus Adviser Small-Mid Growth Fund...................    4
          Janus Adviser Contrarian Fund.........................    6
       Bond Fund
          Janus Adviser High-Yield Fund.........................    8

    FEES AND EXPENSES...........................................   10

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   13
       General portfolio policies...............................   16
       Risks....................................................   19
       Frequently asked questions about certain risks...........   20

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   24
       Management expenses......................................   25
       Investment personnel.....................................   26

    OTHER INFORMATION...........................................   32

    DISTRIBUTIONS AND TAXES.....................................   35

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   38
       Choosing a share class...................................   39
       Distribution, servicing and networking fees..............   41
       Purchases................................................   42
       Exchanges................................................   46
       Redemptions..............................................   46
       Excessive trading........................................   48
       Shareholder communications...............................   52

    FINANCIAL HIGHLIGHTS........................................   53

    GLOSSARY OF INVESTMENT TERMS................................   54

    EXPLANATION OF RATING CATEGORIES............................   60


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER ORION FUND



   Orion Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   ORION FUND seeks long-term growth of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objective by investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

 2 Janus Adviser Series

   The Fund is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.



   The Fund may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the Russell 3000(R) Growth Index, which is the Fund's benchmark index. The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.


                                                          Risk/return summary  3

JANUS ADVISER SMALL-MID GROWTH FUND



   Small-Mid Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   SMALL-MID GROWTH FUND seeks long-term growth of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets in the type of securities suggested by the Fund's name. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objectives by investing primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

 4 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund invests its equity assets in securities issued by small- and medium-sized companies. Due to inherent risks such as limited product lines and/or operating history, competitive threats, limited financial resources, and potentially the lack of management depth, small- and medium-sized companies tend to be more volatile than securities issued by larger or more established companies. As a result, these holdings could have a significant impact or negative effect on the Fund's returns.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the Russell 2500(TM) Growth Index, which is the Fund's benchmark index. The Russell 2500(TM) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.


                                                          Risk/return summary  5

JANUS ADVISER CONTRARIAN FUND


   Contrarian Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   CONTRARIAN FUND seeks long-term growth of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.


MAIN INVESTMENT STRATEGIES


   The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or if the Fund's portfolio manager's belief


 6 Janus Adviser Series
   about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



   The Fund is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.



   The Fund may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the S&P 500(R) Index, which is the Fund's benchmark index. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


                                                          Risk/return summary  7

JANUS ADVISER HIGH-YIELD FUND


   High-Yield Fund (the "Fund") is designed for long-term investors who primarily seek current income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.



   The Fund's Trustees may change these objectives or the Fund's principal investment policies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets in the type of securities suggested by the Fund's name. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objectives or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objectives.


MAIN INVESTMENT STRATEGIES


   The Fund pursues its objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. The Fund may at times invest all of its assets in such securities.



   For the Fund's 80% policy, net assets will take into account borrowings for investment purposes.



   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign debt and equity securities.


MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

 8 Janus Adviser Series

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.



   The Fund may invest without limit in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the Lehman Brothers High-Yield Bond Index, which is the Fund's benchmark index. The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.


                                                          Risk/return summary  9

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Funds. The information shown is based upon the estimated annualized expenses, including networking and/or omnibus account expenses that Class A Shares and Class C Shares expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 10 Janus Adviser Series

   [TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A  Class C
Maximum Sales Charge (load)
    Orion Fund..............................................  5.75%    1.00%
    Small-Mid Growth Fund...................................  5.75%    1.00%
    Contrarian Fund.........................................  5.75%    1.00%
    High-Yield Fund.........................................  4.75%    1.00%
Imposed on Purchases (as a percentage of offering price)
    Orion Fund..............................................  5.75%(2) N/A
    Small-Mid Growth Fund...................................  5.75%(2) N/A
    Contrarian Fund.........................................  5.75%(2) N/A
    High-Yield Fund.........................................  4.75%(2) N/A
Deferred Sales Charge (as a percentage of the lower of
  original purchase price or redemption proceeds)...........  None(3)  1.00%(4)



--------------------------------------------------------------------------------

                                  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                        Total Annual             Net Annual
                                                           Distribution                     Fund                    Fund
                                              Management     (12b-1)         Other       Operating     Expense    Operating
                                                 Fee         Fees(5)      Expenses(6)   Expenses(7)    Waivers   Expenses(7)
  GROWTH & CORE
  Orion Fund -
     Class A                                    0.64%         0.25%          6.04%         6.93%        5.43%       1.50%
     Class C                                    0.64%         1.00%          6.04%         7.68%        5.43%       2.25%
  Small-Mid Growth Fund -
     Class A                                    0.64%         0.25%          6.04%         6.93%        5.43%       1.50%
     Class C                                    0.64%         1.00%          6.04%         7.68%        5.43%       2.25%
  Contrarian Fund -
     Class A                                    0.64%         0.25%          6.04%         6.93%        5.43%       1.50%
     Class C                                    0.64%         1.00%          6.04%         7.68%        5.43%       2.25%
  BOND
   High-Yield Fund -
     Class A                                    0.65%         0.25%          6.11%         7.01%        5.76%       1.25%
     Class C                                    0.65%         1.00%          6.11%         7.76%        5.76%       2.00%


  (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

  (2) Sales charges may be waived for certain investors.


  (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.


  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase.


  (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


  (6) Since the Funds had not commenced operations until June 30, 2005, Other Expenses are based on the estimated expenses that the Funds expect to incur in their initial fiscal year. Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


  (7) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least December 1, 2006. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.




                                                         Risk/return summary  11

   [TO BE UPDATED BY AMENDMENT]


 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. All of the examples assume that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The examples also assume that you invest $10,000 in the Funds for the time periods indicated and reinvest all dividends and distributions without a sales charge. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                                                                1 Year(1)(2)   3 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:                               ----------------------------
  GROWTH & CORE
    Orion Fund - Class A                                           $1,222         $2,478
    Small-Mid Growth Fund - Class A                                $1,222         $2,478
    Contrarian Fund - Class A                                      $1,222         $2,478
  BOND
    High-Yield Fund - Class A                                      $1,229         $2,498



                                                                 1 Year(4)      3 Years(3)
  IF CLASS C SHARES ARE REDEEMED:                               ----------------------------
  GROWTH & CORE
    Orion Fund - Class C                                            $950          $2,291
    Small-Mid Growth Fund - Class C                                 $950          $2,291
    Contrarian Fund - Class C                                       $950          $2,291
  BOND
    High-Yield Fund - Class C                                       $958          $2,311



                                                                1 Year(1)(3)   3 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:                           ----------------------------
  GROWTH & CORE
    Orion Fund - Class A                                           $1,222         $2,478
    Small-Mid Growth Fund - Class A                                $1,222         $2,478
    Contrarian Fund - Class A                                      $1,222         $2,478
  BOND
    High-Yield Fund - Class A                                      $1,229         $2,498



                                                                 1 Year(3)      3 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:                           ----------------------------
  GROWTH & CORE
    Orion Fund - Class C                                            $850          $2,291
    Small-Mid Growth Fund - Class C                                 $850          $2,291
    Contrarian Fund - Class C                                       $850          $2,291
  BOND
    High-Yield Fund - Class C                                       $858          $2,311



  (1) Assumes the payment of the maximum initial sales charge at the time of purchase for all the Funds.

  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (3) Contingent deferred sales charge not applicable.



  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase.


 12 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


   This section takes a closer look at the Funds' principal investment strategies and certain risks of investing in the Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES





   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.



1. HOW ARE COMMON STOCKS SELECTED?



   Unless its investment objective or policies prescribe otherwise, each of the Funds, with the exception of High-Yield Fund, may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

   Contrarian Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.



   Realization of income is not a significant consideration when choosing investments for the Equity Funds, and income realized on such Funds' investments may be incidental to their objectives.





2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally

                                   Principal investment strategies and risks  13
   selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?



   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Small-Mid Growth Fund. Orion Fund and Contrarian Fund do not emphasize companies of any particular size.



4. HOW DOES THE PORTFOLIO MANAGER OF CONTRARIAN FUND DETERMINE THAT A COMPANY MAY BE UNDERVALUED?


   A company may be undervalued when, in the opinion of the Fund's portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.


5. WHAT IS A "SPECIAL SITUATION"?



   Contrarian Fund may invest in special situations or turnarounds. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved


 14 Janus Adviser Series
   product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.


6. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT IN HIGH-YIELD FUND?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.


7. HOW DOES HIGH-YIELD FUND MANAGE INTEREST RATE RISK?


   The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.


8. WHAT IS MEANT BY HIGH-YIELD FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?


   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.


9. WHAT IS MEANT BY HIGH-YIELD FUND'S "DURATION"?


   A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.


10. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?


   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") or Ba or lower by Moody's Investors

                                   Principal investment strategies and risks  15

   Service, Inc. ("Moody's")) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.


11. WHAT ARE U.S. GOVERNMENT SECURITIES?



   High-Yield Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.



GENERAL PORTFOLIO POLICIES



   Unless otherwise stated, each of the following general policies applies to all of the Funds. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested in stocks and bonds. For example, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Funds' cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


 16 Janus Adviser Series

   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS


   To achieve their objectives, the Funds, with the exception of High-Yield Fund, invest primarily in domestic and foreign equity securities. To a limited extent, the Funds may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' objectives. These securities and strategies may include:


   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (less than 20% of Small-Mid Growth Fund's and Contrarian Fund's assets and less than 35% of Orion Fund's assets)



   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange-traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery or forward commitment basis


   To achieve its objective, High-Yield Fund invests primarily in high-yield/high-risk bonds. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the


                                   Principal investment strategies and risks  17

   Fund's assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:

   - domestic and foreign equity securities


   - other debt securities




   - pass-through securities including mortgage- and asset-backed securities (without limit)

   - zero coupon, pay-in-kind and step coupon securities (without limit)


   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange-traded funds individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (no more than 5% of the Fund's net assets)


   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES


   Unless otherwise stated within its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   Certain Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's


 18 Janus Adviser Series
   portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

   PORTFOLIO TURNOVER

   The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments and the investment style of the portfolio manager. Changes are made in a Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.



   Due to the nature of the securities in which High-Yield Fund invests, the Fund may have relatively high portfolio turnover, compared to other funds. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.


RISKS


   Because the Funds, with the exception of High-Yield Fund, may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease. A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other types of investments may


                                   Principal investment strategies and risks  19
   have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Because High-Yield Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.



FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS



   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.



1. CERTAIN FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?



   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.



2. HOW DOES THE NONDIVERSIFICATION CLASSIFICATION OF ORION FUND AND CONTRARIAN FUND AFFECT THE FUNDS' RISK PROFILE?



   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a nondiversified fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of a Fund.


 20 Janus Adviser Series

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


   If the portfolio manager's perception of a company's worth is not realized in the time frame they expect, the overall performance of Contrarian Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.



4. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


5. HOW IS CREDIT QUALITY MEASURED?


   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


6. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Unless otherwise limited by its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.


                                   Principal investment strategies and risks  21

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?



   The Funds may invest an unlimited amount of their assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.



8. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's

 22 Janus Adviser Series

   (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.



   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.



   Because High-Yield Fund may invest without limit in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.


   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


9. HOW DO THE FUNDS TRY TO REDUCE RISK?



   The Funds may use futures, options, swap agreements and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. The portfolio managers believe the use of these instruments will benefit the Funds. However, a Fund's performance could be worse than if the Fund had not used such instruments if a portfolio manager's judgment proves incorrect.





10. WHAT IS "INDUSTRY RISK"?


   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

                                   Principal investment strategies and risks  23

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services and is responsible for the other business affairs of the Funds.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information ("SAI"). Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Funds. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administra-


 24 Janus Adviser Series
   tive services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Funds.


MANAGEMENT EXPENSES


   Each Fund pays Janus Capital a management fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the management fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. Each of the Funds is subject to the following management fee schedule (expressed as an annual rate).


                                                    Average Daily      Annual Management
                                                     Net Assets            Fee Rate
Fund                                                   of Fund         Percentage (%)(1)
----------------------------------------------------------------------------------------
GROWTH & CORE
  Orion Fund                                      All Asset Levels           0.64
  Small-Mid Growth Fund                           All Asset Levels           0.64
  Contrarian Fund                                 All Asset Levels           0.64
BOND
  High-Yield Fund                                 First $300
                                                  Million                    0.65
                                                  Over $300 Million          0.55
----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until December 1, 2006. Application of the expense waivers and their effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, and additional information is included in the Statement of Additional Information.




                                                     Management of the Funds  25

INVESTMENT PERSONNEL


PORTFOLIO MANAGERS



DAVID C. DECKER

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Contrarian Fund, which he has managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master's of Business Administration degree with an emphasis in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.



RON SACHS

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Orion Fund and Janus Adviser Small-Mid Growth Fund, which he has managed since inception. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds an undergraduate degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs has earned the right to use the Chartered Financial Analyst designation.



GIBSON SMITH

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser High-Yield Fund, which he has managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991 to 2001. He holds a Bachelor's degree in Economics from the University of Colorado.


 26 Janus Adviser Series

ASSISTANT PORTFOLIO MANAGERS



MATTHEW ANKRUM

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Janus Adviser Contrarian Fund. He joined Janus Capital in 1996 as a research analyst. Mr. Ankrum holds a Bachelor's degree in Finance from the University of Wisconsin and received a Master's degree in Business Administration with honors from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.





DARRELL WATTERS

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Janus Adviser High-Yield Fund. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University.



   The Funds' Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Funds.


                                                     Management of the Funds  27

PERFORMANCE OF COMPARABLE ACCOUNTS



   JANUS ADVISER ORION FUND


   The following chart shows the historical performance of the Concentrated AllCap Growth Composite. The accounts in the Composite are all Janus-managed accounts and have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Orion Fund. The Russell 3000 Growth Index is the benchmark for the Fund and the Composite. In addition, the S&P 500 Index is a secondary benchmark for the Composite.



   As of March 31, 2005, the Concentrated AllCap Growth Composite consisted of 2 advisory accounts, both of which are mutual fund portfolios. As of this date, the total assets of the Concentrated AllCap Growth Composite were approximately $663.4 million. The Janus mutual fund managed by Ron Sachs is included in the Concentrated AllCap Growth Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Orion Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Orion Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower.



   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by shareholders of accounts in the Composite. If shareholders of accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown would have been lower.



   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower.


 28 Janus Adviser Series

                                         Average annual total return for periods ended 03/31/05
                                         ------------------------------------------------------
                                                        1 year    3 years    Since Inception(1)
    Concentrated AllCap Growth Composite                 9.44%      5.83%           (7.28)%
    Russell 3000 Growth Index(2)                         1.15%     (0.35)%         (10.90)%
    S&P 500 Index(3)                                     6.69%      2.75%           (2.78)%
                                                        -----------------------------------



   (1) The inception date of the Composite was July 1, 2000. Total returns and expenses are not annualized for the first year of operations.


   (2) The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.


   (3) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.



   JANUS ADVISER CONTRARIAN FUND


   The following chart shows the historical performance of the AllCap Core Composite. The accounts in the Composite are all Janus-managed accounts and have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Contrarian Fund. The S&P 500 Index is the benchmark for the Fund and the Composite.



   As of March 31, 2005, the AllCap Core Composite consisted of 3 advisory accounts, including 2 mutual fund portfolios. As of this date, the total assets of the AllCap Core Composite were approximately $2.8 billion. The Janus mutual fund managed by David Decker is included in the AllCap Core Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Contrarian Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Contrarian Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower.



   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred


                                                     Management of the Funds  29
   sales charge upon certain redemptions. These are not payable by shareholders of accounts in the Composite. If shareholders of accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown would have been lower.



   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower.



                                         Average annual total return for periods ended 03/31/05
                                         ------------------------------------------------------
                                                        1 year    5 years    Since Inception(1)
    AllCap Core Composite                               14.14%      4.09%           5.96%
    S&P 500 Index(2)                                     6.69%     (3.16)%         (1.32)%
                                                        -----------------------------------



   (1) The inception date of the Composite was March 1, 2000. Total returns and expenses are not annualized for the first year of operations.


   (2) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.



   JANUS ADVISER HIGH-YIELD FUND


   The following chart shows the historical performance of the Janus High-Yield Composite. The accounts in the Composite are all Janus-managed accounts and have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser High-Yield Fund. The Lehman Brothers High-Yield Bond Index is the benchmark for the Fund and the Composite.



   As of March 31, 2005, the Janus High-Yield Composite consisted of 2 advisory accounts, both of which are mutual fund portfolios. As of this date, the total assets of the Janus High-Yield Composite were approximately $1.5 billion. The Janus mutual fund managed by Gibson Smith is included in the Janus High-Yield Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager, as well as the former portfolio manager, and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser High-Yield Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser High-


 30 Janus Adviser Series

   Yield Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower.



   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by shareholders of accounts in the Composite. If shareholders of accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown would have been lower.



   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower.



                                          Average annual total return for periods ended 03/31/05
                                          ------------------------------------------------------
                                                         1 year    5 years    Since Inception(1)
    Janus High-Yield Composite(2)                        5.11%      5.60%           8.00%
    Lehman Brothers High-Yield Bond Index(3)             6.84%      7.13%           6.59%
                                                         ----------------------------------



   (1) The inception date of the Composite was January 1, 1996. Total returns and expenses are not annualized for the first year of operations.


   (2) Gibson Smith has managed the Composite since December 5, 2003.


   (3) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, noninvestment grade debt.


                                                     Management of the Funds  31

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares of the Funds are generally available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes offered by this Prospectus, please refer to "Choosing a Share Class" in the Shareholder's Guide. If you would like additional information about Class I Shares or Class R Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES


   The Funds may discontinue sales of their shares to new investors if their management and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer one or more Funds as an investment option would be able to direct contributions to that Fund through their plan, regardless of whether they invested in such Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon


 32 Janus Adviser Series
   prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.

   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of


                                                           Other information  33
   shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.





   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 31, 2005, the court entered an order granting a joint motion to consolidate the cases and the consolidated amended complaint filed with the motion. The consolidated amended complaint is the operative complaint in the coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act of 1940.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   DISTRIBUTION OF THE FUNDS

   The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 34 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute net income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Dividends for the Funds, with the exception of High-Yield Fund, are normally declared and distributed in December. Dividends for High-Yield Fund are normally declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December for all of the Funds.



   HOW DISTRIBUTIONS AFFECT A FUND'S NAV



   Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If a Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be

                                                     Distributions and taxes  35
   included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.



TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Dividends and distributions of the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time a Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date for such payments. As a result, although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you and to the Internal Revenue Service.


   Income dividends or capital gains distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally,

 36 Janus Adviser Series
   withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   TAXATION OF THE FUNDS


   Dividends, interest and some capital gains received by the Funds on foreign securities may be subject to tax withholding or other foreign taxes. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.


   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  37

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange or redeem Shares of the Funds directly. Shares may be purchased, exchanged or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE OR REDEEM SHARES.


   With certain limited exceptions, the Funds are only available to U.S. citizens or residents.

PRICING OF FUND SHARES

   The price you pay for Class A Shares is the public offering price, which is the NAV next determined after your order is received in good order by a Fund or its agent, plus any applicable initial sales charge. Investments in Class C Shares will be duly processed at the NAV next calculated after an order is received in good order by a Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Shares.




   The per share NAV is computed by dividing the total value of a Fund's securities and other assets, less liabilities, by the total number of Fund shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open.



   In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.



   Securities held by the Funds are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be


 38 Janus Adviser Series
   determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments;
   (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of non-valued securities and restricted or non-public securities. The Funds may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.



   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in a Fund's share price, as further described in the "Excessive Trading" section. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.


   All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS


   The Funds have four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Each class represents an interest in the same portfolio of investments, but has different sales charges and expenses, allowing you to


                                                         Shareholder's guide  39
   choose the class that best meets your needs. When choosing a share class, you should consider:


   - how much you plan to invest;



   - how long you expect to own the shares;



   - the expenses paid by each class; and



   - whether you qualify for any reduction or waiver of sales charges.


   You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below:


    Class A Shares
    Initial sales charge
                                                    Equity Funds up to 5.75%(1)
                                                    Bond Fund up to 4.75%(1)
    - Lower initial sales charge for purchases of
      $50,000 or more
    - Initial sales charge waived for purchases of
      $1 million or more
    Deferred sales charge (CDSC)                    None except on certain redemptions of
                                                    shares purchased without an initial
                                                    sales charge
    Minimum initial investment                      $2,500
    Maximum purchase                                None
    Minimum aggregate account balance               None
    12b-1 Fee                                       Lower annual expenses than Class C
                                                    Shares because of lower 12b-1 fee


   (1) May be waived under certain circumstances.


    Class C Shares
    Initial sales charge                            None
    Deferred sales charge (CDSC)                    1.00% on shares redeemed
                                                    within 12 months of
                                                    purchase(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                $500,000
    Minimum aggregate account balance               None
    12b-1 Fee                                       Higher annual expenses
                                                    than Class A Shares
                                                    because of higher 12b-1
                                                    fee



   (1) May be waived under certain circumstances.


 40 Janus Adviser Series

DISTRIBUTION, SERVICING AND NETWORKING FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLANS


   Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the "Class A Plan" and "Class C Plan", respectively), the Funds may pay Janus Distributors, the Trust's distributor, a fee based on average daily net assets of Class A Shares and Class C Shares, at the following annual rates:



  Class                                                         12b-1 Fee for all Funds
  -------------------------------------------------------------------------------------
  Class A Shares                                                         0.25%
  Class C Shares                                                         1.00%*





* Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.


   Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plans, service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution services and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in the Funds that are processed through the NSCC or similar systems. These fees are paid by the Funds by Class to Janus Services, which uses such fees to reimburse intermediaries.

                                                         Shareholder's guide  41

PURCHASES


   Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.


   Each Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, see "Excessive Trading."

   MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS


   The minimum initial investment in Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information. The Funds reserve the right to annually request that intermediaries close Fund accounts valued at less than $100, other than as a result solely due to depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary before your Fund account is closed so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of the redemption.


   The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

   The Funds reserve the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

 42 Janus Adviser Series

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   INITIAL SALES CHARGE

   CLASS A SHARES

   An initial sales charge will apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the new asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.



                                                                    Class A Sales Charge
                                                                     as a Percentage of
                                                                ----------------------------
                                                                Net Amount       Offering
              Amount of Purchase at Offering Price               Invested         Price*
  EQUITY FUNDS
  Under $50,000                                                   6.10%            5.75%
  $50,000 but under $100,000                                      4.71%            4.50%
  $100,000 but under $250,000                                     3.63%            3.50%
  $250,000 but under $500,000                                     2.56%            2.50%
  $500,000 but under $1,000,000                                   2.04%            2.00%
  $1,000,000 and above                                             None            None**
  BOND FUND
  Under $50,000                                                   4.99%            4.75%
  $50,000 but under $100,000                                      4.71%            4.50%
  $100,000 but under $250,000                                     3.63%            3.50%
  $250,000 but under $500,000                                     2.56%            2.50%
  $500,000 but under $1,000,000                                   2.04%            2.00%
  $1,000,000 and above                                             None            None**


 * Offering price includes the initial sales charge.
** A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

   - 1.00% on amounts from $1,000,000 to $4,000,000;

                                                         Shareholder's guide  43

   - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;

   - plus 0.25% on amounts over $10,000,000

   The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

   QUALIFYING FOR A REDUCED CLASS A SHARES SALES CHARGE
   There are several ways you can combine multiple purchases of Class A Shares of the Funds with purchases of certain other classes and other Janus funds (Class A Shares and Class C Shares of the Trust or of Janus Adviser, another Trust advised by Janus Capital) to take advantage of the breakpoints in the sales charge schedule as set forth above. Contact your financial intermediary for more information. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

   In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their transfer agents or your financial intermediary may not retain this information.

   RIGHT OF ACCUMULATION. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust or of Janus Adviser) of Janus funds then held by you, or held in accounts identified under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares of the Trust and/or Class A Shares of Janus Adviser over a 13-month period. The term of the Letter of Intent will commence upon the date

 44 Janus Adviser Series
   you sign the Letter of Intent, or at your option, up to three months before such date. You must refer to such Letter when placing orders. For purposes of a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes: (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter; plus (ii) the historical cost of all Class A Shares and Class C Shares previously purchased within the three months prior to the signing of the Letter of Intent, if applicable; and minus (iii) the value of any redemptions of Class A Shares and Class C Shares made during the term of the Letter of Intent and the three months prior to the signing of the Letter of Intent, if applicable. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

   AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

   - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

   - solely controlled business accounts;

   - single participant retirement plans.

   To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your initial or subsequent purchase.

   You may access information regarding sales loads, breakpoint discounts and purchases of the Funds' shares, free of charge, and in a clear and prominent format, on our website at www.janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares

                                                         Shareholder's guide  45
   purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES


   Contact your financial intermediary or consult your plan documents to exchange into other Janus funds. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).



   - You may generally exchange Shares of a Fund for Shares of the same class of any Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.


   - You must meet the minimum investment amount for each Fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Excessive Trading."

   WAIVER OF ADDITIONAL SALES CHARGES

   Class A Shares received through an exchange of Class A Shares of another Fund of Janus Adviser Series will not be subject to any initial sales charge. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another Fund of Janus Adviser Series will not be subject to any contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions."




REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption

 46 Janus Adviser Series
   proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   CLASS A SHARES AND CLASS C SHARES CDSC
   A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed.

   CDSC WAIVERS


   The CDSC may be waived:

   - Upon the death or disability of the shareholder or plan participant for Class A Shares or Class C Shares;

   - For retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts for Class A Shares or Class C Shares;

   - Upon the redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

   - On the portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

   - If a Fund chooses to liquidate or involuntarily redeem shares in your account.

                                                         Shareholder's guide  47

   To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

   REINSTATEMENT PRIVILEGE

   After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, effectively conceal the identity of individual investors and their transactions from the Funds and their agents.



   The Funds attempt to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and



   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Funds).



   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.



   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of


 48 Janus Adviser Series
   the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.



   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.



   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment


                                                         Shareholder's guide  49
   policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.



   EXCESSIVE TRADING RISKS



   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.



   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in Funds which do not invest in foreign securities, for example, when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.



   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and


 50 Janus Adviser Series
   accordingly, the Funds cannot eliminate completely the possibility of excessive trading.



   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. All of the Funds' portfolio holdings will be posted within approximately two business days after month-end and will remain available until the following month's information is posted. The Funds' full portfolio holdings can be found on www.janus.com in Profiles & Performance under the Characteristics tab.



   In addition, the Funds' top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. Most Funds disclose their top ten portfolio holdings. However, Orion Fund discloses only its top five portfolio holdings. Industry, sector and regional breakdowns for the non-money market Funds are available quarterly, with a 15-day lag. The Funds' top portfolio holdings as well as certain Funds' industry, sector and regional breakdowns are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Funds' portfolio holdings policies and procedures, which include a discussion of any exceptions, are contained in the Funds' SAI.



   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   Complete schedules of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Funds' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters are contained in the Funds' semiannual and annual reports which are filed with the SEC within 60 days of the end of


                                                         Shareholder's guide  51
   such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.


SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.



   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that they have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.


 52 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for the Funds because they did not commence operations until June 30, 2005.




                                                        Financial highlights  53

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES


   BANK LOANS include institutionally-traded floating and fixed-rate debt securities (which may be below investment grade) generally acquired as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of a portion of a floating rate loan previously attributable to a different lender.


   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks;

 54 Janus Adviser Series
   warrants to purchase common or preferred stocks; and other securities with equity characteristics.


   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.


   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."


   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Funds must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

                                                Glossary of investment terms  55

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the

 56 Janus Adviser Series

   U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the


                                                Glossary of investment terms  57
   obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices and foreign currencies. A Fund may purchase or write such options individually or in combination.


   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement

 58 Janus Adviser Series
   by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. For naked short sales, a Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.



   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


                                                Glossary of investment terms  59

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital, Perkins or Bay Isle consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING                  EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
    AA.......................... High quality; very strong capacity to pay principal and interest.
    A........................... Strong capacity to pay principal and interest;
                                 somewhat more susceptible to the adverse effects
                                 of changing circumstances and economic
                                 conditions.
    BBB-........................ Adequate capacity to pay principal and interest;
                                 normally exhibit adequate protection parameters,
                                 but adverse economic conditions or changing
                                 circumstances more likely to lead to a weakened
                                 capacity to pay principal and interest than for
                                 higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                                 principal payments. BB - lowest degree of
                                 speculation; C - the highest degree of
                                 speculation. Quality and protective
                                 characteristics outweighed by large
                                 uncertainties or major risk exposure to adverse
                                 conditions.
    D........................... In default.

 60 Janus Adviser Series

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.

    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.


   Securities holdings by rating category are not provided for the Funds because the Funds did not commence operations until June 30, 2005.


                                            Explanation of rating categories  61

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge, by contacting your plan sponsor, broker or financial institution. The Funds' Statement of Additional Information and most recent Annual and Semiannual Reports are also available on www.janus.com. Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885

                                     June 30, 2005



THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED APRIL 14, 2005


                              JANUS ADVISER SERIES

                            JANUS ADVISER ORION FUND

                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                        This Prospectus describes Janus Adviser Orion Fund ("Orion Fund" or the "Fund") a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.

                        The Fund currently offers four classes of shares. Class I Shares, the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Orion Fund.................................    2

    FEES AND EXPENSES...........................................    4

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    6
       General portfolio policies...............................    7
       Risks....................................................    9
       Frequently asked questions about certain risks...........   10

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   13
       Management expenses......................................   14
       Investment personnel.....................................   15

    OTHER INFORMATION...........................................   17

    DISTRIBUTIONS AND TAXES.....................................   20

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   23
       Distribution and service fees............................   24
       Purchases................................................   25
       Exchanges................................................   26
       Redemptions..............................................   27
       Excessive trading........................................   27
       Shareholder communications...............................   31

    FINANCIAL HIGHLIGHTS........................................   32

    GLOSSARY OF INVESTMENT TERMS................................   33


                                                            Table of contents  1

RISK /RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER ORION FUND



   The Fund is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   ORION FUND seeks long-term growth of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objective by investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.





MAIN INVESTMENT RISKS



   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

 2 Janus Adviser Series

   The Fund is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.



   The Fund may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the Russell 3000(R) Growth Index, which is the Fund's benchmark index. The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.




                                                          Risk/return summary  3

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. Expense information shown reflects estimated annualized expenses Class I Shares of the Fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund's Class I Shares do not include sales charges when you buy or sell the Fund's Class I Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

 4 Janus Adviser Series

   [TO BE UPDATED BY AMENDMENT]


--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                          Total Annual             Net Annual
                                                             Distribution                     Fund                    Fund
                                                Management     (12b-1)         Other       Operating     Expense    Operating
                                                   Fee         Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
  Orion Fund -
     Class I                                      0.64%         0.25%          6.19%          7.08%       5.33%       1.75%


 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
 (3) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class I Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least December 1, 2006. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.


 EXAMPLE:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The example also assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                                                                1 Year    3 Years
                                                                -----------------
  Orion Fund - Class I                                           $701     $2,058


--------------------------------------------------------------------------------

                                                          Risk/return summary  5

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES




   The following questions and answers are designed to help you better understand Orion Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a holding to meet redemptions.



   Realization of income is not a significant consideration when choosing investments for the Fund, and income realized on the Fund's investments may be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

 6 Janus Adviser Series

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.


GENERAL PORTFOLIO POLICIES

   In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested in stocks. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.



   In addition, the Fund may also temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS
   To achieve its objective, the Fund invests primarily in common stocks. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets

                                    Principal investment strategies and risks  7
   or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:

   - other domestic and foreign equity securities

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (less than 35% of the Fund's assets)



   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange-traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery or forward commitment basis

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.


 8 Janus Adviser Series

   Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

   PORTFOLIO TURNOVER

   The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.



   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.


RISKS


   Because Orion Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


                                    Principal investment strategies and risks  9

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS


   The following questions and answers are designed to help you better understand some of the risks of investing in Orion Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.



2. HOW DOES THE FUND'S NONDIVERSIFICATION CLASSIFICATION AFFECT ITS RISK
   PROFILE?



   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a nondiversified fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.



3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?



   Unless otherwise limited by its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in

 10 Janus Adviser Series

     U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.


   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?



   The Fund may invest an unlimited amount of its assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.


                                   Principal investment strategies and risks  11

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Rating Service ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.



   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.



   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information ("SAI") for a description of bond rating categories.



6. HOW DOES THE FUND TRY TO REDUCE RISK?



   The Fund may use futures, options, swap agreements and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.



7. WHAT IS INDUSTRY RISK?



   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.


 12 Janus Adviser Series

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets, and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information ("SAI"). Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Fund. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administra-


                                                      Management of the Fund  13
   tive services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Fund.


MANAGEMENT EXPENSES


   The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement details the management fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).


                                                     Average Daily      Annual Management
                                                       Net Assets           Fee Rate
Fund                                                    of Fund         Percentage (%)(1)
-----------------------------------------------------------------------------------------
  Orion Fund                                        All Asset Levels          0.64
-----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees and administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until December 1, 2006. Application of the expense waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, and additional information is included in the Statement of Additional Information.


 14 Janus Adviser Series

INVESTMENT PERSONNEL


PORTFOLIO MANAGER


RON SACHS

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Orion Fund, which he has managed since inception. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds an undergraduate degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs has earned the right to use the Chartered Financial Analyst designation.



   The Fund's Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Fund.



PERFORMANCE OF COMPARABLE ACCOUNTS



   JANUS ADVISER ORION FUND


   The following chart shows the historical performance of the Concentrated AllCap Growth Composite. The accounts in the Composite are all Janus-managed accounts and have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Orion Fund. The Russell 3000 Growth Index is the benchmark for the Fund and the Composite. In addition, the S&P 500 Index is a secondary benchmark for the Composite.



   As of March 31, 2005, the Concentrated AllCap Growth Composite consisted of 2 advisory accounts, both of which are mutual fund portfolios. As of this date, the total assets of the Concentrated AllCap Growth Composite were approximately $663.4 million. The Janus mutual fund managed by Ron Sachs is included in the Concentrated AllCap Growth Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Orion Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees


                                                      Management of the Fund  15
   or other expenses normally paid by mutual funds, including Janus Adviser Orion Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower.



   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by shareholders of accounts in the Composite. If shareholders of accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown would have been lower.



   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower.



                                         Average annual total return for periods ended 03/31/05
                                         ------------------------------------------------------
                                                        1 year    3 years    Since Inception(1)
    Concentrated AllCap Growth Composite                 9.44%      5.83%           (7.28)%
    Russell 3000 Growth Index(2)                         1.15%     (0.35)%         (10.90)%
    S&P 500 Index(3)                                     6.69%      2.75%           (2.78)%
                                                        -----------------------------------



   (1) The inception date of the Composite was July 1, 2000. Total returns and expenses are not annualized for the first year of operations.


   (2) The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.


   (3) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


 16 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class I Shares is offered by this Prospectus. The Shares of the Fund are generally available only in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares or Class R Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES


   The Fund may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option would be able to direct contributions to the Fund through their plan, regardless of whether they invested in the Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


                                                           Other information  17

   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five


 18 Janus Adviser Series
   complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.





   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 31, 2005, the court entered an order granting a joint motion to consolidate the cases and the consolidated amended complaint filed with the motion. The consolidated amended complaint is the operative complaint in the coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act of 1940.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  19

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE

   Dividends and capital gains are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV



   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should

 20 Janus Adviser Series
   consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


   Income dividends or capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of

                                                     Distributions and taxes  21
   your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   TAXATION OF THE FUND


   Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 22 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange or redeem Shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. Not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.


   With certain limited exceptions, the Fund is only available to U.S. citizens or residents.

PRICING OF FUND SHARES

   Investments in Class I Shares will be duly processed at the NAV next calculated after an order is received in good order by the Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class I Shares.


   The per share NAV is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of Fund shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open.



   In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.



   Securities held by the Fund are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which


                                                         Shareholder's guide  23
   fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments;
   (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of non-valued securities and restricted or non-public securities. The Fund may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.



   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the Fund's share price, as further described in the "Excessive Trading" section. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.


   All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class I Shares (the "Class I Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the

 24 Janus Adviser Series
   terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES


   Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.


   The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

                                                         Shareholder's guide  25

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum initial investment in Class I Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely due to depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary before your Fund account is closed so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of the redemption.


   The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except certain tax-deferred accounts).



   - You may generally exchange Shares of the Fund for Shares of the same class of any Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.


   - You must meet the minimum investment amount for each Fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

 26 Janus Adviser Series

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.


   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual investors and their transactions from the Fund and its agent.



   The Fund attempts to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and


                                                         Shareholder's guide  27

   - redemption fees as described under "Redemption Fee" (where applicable for certain classes of certain Funds).



   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.



   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.


 28 Janus Adviser Series

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.



   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.



   EXCESSIVE TRADING RISKS



   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.



   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   A Fund that invests in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in a Fund which does not invest in foreign securities, for example, when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.



   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this prospectus and approved by the


                                                         Shareholder's guide  29

   Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Fund and its agent. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.



   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. All of the Funds' portfolio holdings will be posted within approximately two business days after month-end and will remain available until the following month's information is posted. The Funds' full portfolio holdings can be found on www.janus.com in Profiles & Performance under the Characteristics tab.



   In addition, the Fund's top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. The Fund discloses its top five portfolio holdings. Industry, sector and regional breakdowns for the Fund are available quarterly, with a 15-day lag. The Fund's top portfolio holdings as well as the industry, sector and regional breakdowns are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Fund's portfolio holdings policies and procedures, which include a discussion of any exceptions, are contained in the Fund's SAI.


 30 Janus Adviser Series

   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   A complete schedule of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.


SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.



   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund that they have authorized for investment. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.


                                                         Shareholder's guide  31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for the Fund because it did not commence operations until June 30, 2005.




 32 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.


   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in


                                                Glossary of investment terms  33
   addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."



   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

 34 Janus Adviser Series

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted

                                                Glossary of investment terms  35
   periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest

 36 Janus Adviser Series
   rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices and foreign currencies. A Fund may purchase or write such options individually or in combination.


   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


   SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve

                                                Glossary of investment terms  37
   selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.



   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


 38 Janus Adviser Series

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                  You can make inquiries and request other
                  information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge by contacting your plan sponsor, broker or financial institution. The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available on www.janus.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                              www.janus.com

                              151 Detroit Street
                              Denver, CO 80206-4805
                              1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885

                                     June 30, 2005



THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED APRIL 14, 2005


                              JANUS ADVISER SERIES

                            JANUS ADVISER ORION FUND

                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser Orion Fund ("Orion Fund" or the "Fund") a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.

                        The Fund currently offers four classes of shares. Class R Shares are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Orion Fund.................................    2

    FEES AND EXPENSES...........................................    4

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    6
       General portfolio policies...............................    7
       Risks....................................................    9
       Frequently asked questions about certain risks...........   10

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   13
       Management expenses......................................   14
       Investment personnel.....................................   15

    OTHER INFORMATION...........................................   17

    DISTRIBUTIONS AND TAXES.....................................   20

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   23
       Distribution and service fees............................   24
       Purchases................................................   25
       Exchanges................................................   26
       Redemptions..............................................   26
       Excessive trading........................................   27
       Shareholder communications...............................   31

    FINANCIAL HIGHLIGHTS........................................   32

    GLOSSARY OF INVESTMENT TERMS................................   33


                                                            Table of contents  1

RISK /RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER ORION FUND



   The Fund is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   ORION FUND seeks long-term growth of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objective by investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.



   The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

 2 Janus Adviser Series

   The Fund is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. The Fund may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the Russell 3000(R) Growth Index, which is the Fund's benchmark index. The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.




                                                          Risk/return summary  3

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Fund. Expense information shown reflects estimated annualized expenses Class R Shares of the Fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund's Class R Shares do not include sales charges when you buy or sell the Fund's Class R Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

 4 Janus Adviser Series

   [TO BE UPDATED BY AMENDMENT]


--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                          Total Annual             Net Annual
                                                             Distribution                     Fund                    Fund
                                                Management     (12b-1)         Other       Operating     Expense    Operating
                                                   Fee         Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
   Orion Fund -
     Class R                                      0.64%         0.50%          6.19%          7.33%       5.33%       2.00%


 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
 (3) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least December 1, 2006. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.


 EXAMPLE:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The example also assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                                                                1 Year    3 Years
                                                                -----------------
  Orion Fund - Class R                                           $724     $2,123


                                                          Risk/return summary  5

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES




   The following questions and answers are designed to help you better understand Orion Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a holding to meet redemptions.



   Realization of income is not a significant consideration when choosing investments for the Fund, and income realized on the Fund's investments may be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

 6 Janus Adviser Series

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.


GENERAL PORTFOLIO POLICIES

   In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested in stocks. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.



   In addition, the Fund may also temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS
   To achieve its objective, the Fund invests primarily in common stocks. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets

                                    Principal investment strategies and risks  7
   or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:

   - other domestic and foreign equity securities

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (less than 35% of the Fund's assets)



   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange-traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery or forward commitment basis

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.


 8 Janus Adviser Series

   Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

   PORTFOLIO TURNOVER

   The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS


   Because Orion Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


                                    Principal investment strategies and risks  9

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS


   The following questions and answers are designed to help you better understand some of the risks of investing in Orion Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.



2. HOW DOES THE FUND'S NONDIVERSIFICATION CLASSIFICATION AFFECT ITS RISK
   PROFILE?



   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a nondiversified fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.



3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?



   Unless otherwise limited by its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in

 10 Janus Adviser Series

     U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.


   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?



   The Fund may invest an unlimited amount of its assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.


                                   Principal investment strategies and risks  11

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Rating Service ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.



   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.



   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information ("SAI") for a description of bond rating categories.



6. HOW DOES THE FUND TRY TO REDUCE RISK?



   The Fund may use futures, options, swap agreements and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.



7. WHAT IS INDUSTRY RISK?



   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.


 12 Janus Adviser Series

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets, and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information ("SAI"). Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Fund. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administra-


                                                      Management of the Fund  13
   tive services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Fund.


MANAGEMENT EXPENSES


   The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement details the management fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).


                                                     Average Daily      Annual Management
                                                       Net Assets           Fee Rate
Fund                                                    of Fund         Percentage (%)(1)
-----------------------------------------------------------------------------------------
  Orion Fund                                        All Asset Levels          0.64
-----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees and administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until December 1, 2006. Application of the expense waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, and additional information is included in the Statement of Additional Information.


 14 Janus Adviser Series

INVESTMENT PERSONNEL


PORTFOLIO MANAGER


RON SACHS

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Orion Fund, which he has managed since inception. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds an undergraduate degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs has earned the right to use the Chartered Financial Analyst designation.



   The Fund's Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Fund.



PERFORMANCE OF COMPARABLE ACCOUNTS



   JANUS ADVISER ORION FUND


   The following chart shows the historical performance of the Concentrated AllCap Growth Composite. The accounts in the Composite are all Janus-managed accounts and have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Orion Fund. The Russell 3000 Growth Index is the benchmark for the Fund and the Composite. In addition, the S&P 500 Index is a secondary benchmark for the Composite.



   As of March 31, 2005, the Concentrated AllCap Growth Composite consisted of 2 advisory accounts, both of which are mutual fund portfolios. As of this date, the total assets of the Concentrated AllCap Growth Composite were approximately $663.4 million. The Janus mutual fund managed by Ron Sachs is included in the Concentrated AllCap Growth Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Orion Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees


                                                      Management of the Fund  15
   or other expenses normally paid by mutual funds, including Janus Adviser Orion Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower.



   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by shareholders of accounts in the Composite. If shareholders of accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown would have been lower.



   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower.



                                         Average annual total return for periods ended 03/31/05
                                         ------------------------------------------------------
                                                        1 year    3 years    Since Inception(1)
    Concentrated AllCap Growth Composite                 9.44%      5.83%           (7.28)%
    Russell 3000 Growth Index(2)                         1.15%     (0.35)%         (10.90)%
    S&P 500 Index(3)                                     6.69%      2.75%           (2.78)%
                                                        -----------------------------------



   (1) The inception date of the Composite was July 1, 2000. Total returns and expenses are not annualized for the first year of operations.


   (2) The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.


   (3) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


 16 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class R Shares is offered by this Prospectus. The Shares of the Fund are generally available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares or Class I Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES


   The Fund may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option would be able to direct contributions to the Fund through their plan, regardless of whether they invested in the Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


                                                           Other information  17

   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five


 18 Janus Adviser Series
   complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.





   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 31, 2005, the court entered an order granting a joint motion to consolidate the cases and the consolidated amended complaint filed with the motion. The consolidated amended complaint is the operative complaint in the coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act of 1940.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  19

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE

   Dividends and capital gains are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV



   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should

 20 Janus Adviser Series
   consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


   Income dividends or capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of

                                                     Distributions and taxes  21
   your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   TAXATION OF THE FUND


   Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 22 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange or redeem Shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE OR REDEEM SHARES.


   With certain limited exceptions, the Fund is only available to U.S. citizens or residents.

PRICING OF FUND SHARES

   Investments in Class R Shares will be duly processed at the NAV next calculated after an order is received in good order by the Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class R Shares.


   The per share NAV is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of Fund shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open.



   In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.



   Securities held by the Fund are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural


                                                         Shareholder's guide  23
   disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of non-valued securities and restricted or non-public securities. The Fund may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.



   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the Fund's share price, as further described in the "Excessive Trading" section. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.




   All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by

 24 Janus Adviser Series
   such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES


   Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.


   The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   Investors in defined contribution plans through third party administrators should refer to their plan document or contact their plan administrator for information

                                                         Shareholder's guide  25
   regarding account minimums. For all other account types, the minimum initial investment is $2,500.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except certain tax-deferred accounts).



   - You may generally exchange Shares of the Fund for Shares of the same class of any Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.


   - You must meet the minimum investment amount for each Fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.


   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


 26 Janus Adviser Series

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual investors and their transactions from the Fund and its agent.



   The Fund attempts to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and



   - redemption fees as described under "Redemption Fee" (where applicable for certain classes of certain Funds).



   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.



   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do


                                                         Shareholder's guide  27
   not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.



   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.



   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.


 28 Janus Adviser Series

   EXCESSIVE TRADING RISKS



   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.



   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   A Fund that invests in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in a Fund which does not invest in foreign securities, for example, when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.



   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Fund and its agent. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.


                                                         Shareholder's guide  29

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. All of the Funds' portfolio holdings will be posted within approximately two business days after month-end and will remain available until the following month's information is posted. The Funds' full portfolio holdings can be found on www.janus.com in Profiles & Performance under the Characteristics tab.



   In addition, the Fund's top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. The Fund discloses its top five portfolio holdings. Industry, sector and regional breakdowns for the Fund are available quarterly, with a 15-day lag. The Fund's top portfolio holdings as well as the industry, sector and regional breakdowns are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Fund's portfolio holdings policies and procedures, which include a discussion of any exceptions, are contained in the Fund's SAI.



   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   A complete schedule of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.


 30 Janus Adviser Series

SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.



   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund that they have authorized for investment. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.


                                                         Shareholder's guide  31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for the Fund because it did not commence operations until June 30, 2005.




 32 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.


   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in


                                                Glossary of investment terms  33
   addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."



   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

 34 Janus Adviser Series

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted

                                                Glossary of investment terms  35
   periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest

 36 Janus Adviser Series
   rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices and foreign currencies. A Fund may purchase or write such options individually or in combination.


   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


   SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve

                                                Glossary of investment terms  37
   selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.



   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


 38 Janus Adviser Series

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge by contacting your plan sponsor, broker or financial institution. The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available on www.janus.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                              www.janus.com

                              151 Detroit Street
                              Denver, CO 80206-4805
                              1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885

                                     June 30, 2005



THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED APRIL 14, 2005


                              JANUS ADVISER SERIES

                      JANUS ADVISER SMALL-MID GROWTH FUND

                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                        This Prospectus describes Janus Adviser Small-Mid Growth Fund ("Small-Mid Growth Fund" or the "Fund") a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.

                        The Fund currently offers four classes of shares. Class I Shares, the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Small-Mid Growth Fund......................    2

    FEES AND EXPENSES...........................................    4

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    6
       General portfolio policies...............................    7
       Risks....................................................    9
       Frequently asked questions about certain risks...........   10

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   13
       Management expenses......................................   14
       Investment personnel.....................................   15

    OTHER INFORMATION...........................................   16

    DISTRIBUTIONS AND TAXES.....................................   19

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   22
       Distribution and service fees............................   23
       Purchases................................................   24
       Exchanges................................................   25
       Redemptions..............................................   26
       Excessive trading........................................   26
       Shareholder communications...............................   30

    FINANCIAL HIGHLIGHTS........................................   31

    GLOSSARY OF INVESTMENT TERMS................................   32


                                                            Table of contents  1

RISK /RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER SMALL-MID GROWTH FUND



   The Fund is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   SMALL-MID GROWTH FUND seeks long-term growth of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets in the type of securities suggested by the Fund's name. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objectives by investing primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.





MAIN INVESTMENT RISKS



   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


 2 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund invests its equity assets in securities issued by small- and medium-sized companies. Due to inherent risks such as limited product lines and/or operating history, competitive threats, limited financial resources, and potentially the lack of management depth, small- and medium-sized companies tend to be more volatile than securities issued by larger or more established companies. As a result, these holdings could have a significant impact or negative effect on the Fund's returns.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the Russell 2500(TM) Growth Index, which is the Fund's benchmark index. The Russell 2500(TM) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.




                                                          Risk/return summary  3

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. Expense information shown reflects estimated annualized expenses Class I Shares of the Fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund's Class I Shares do not include sales charges when you buy or sell the Fund's Class I Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

 4 Janus Adviser Series

   [TO BE UPDATED BY AMENDMENT]


--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                          Total Annual             Net Annual
                                                             Distribution                     Fund                    Fund
                                                Management     (12b-1)         Other       Operating     Expense    Operating
                                                   Fee         Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
  Small-Mid Growth Fund -
     Class I                                      0.64%         0.25%          6.19%          7.08%       5.33%       1.75%


 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
 (3) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class I Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least December 1, 2006. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.


 EXAMPLE:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The example also assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                                                                1 Year    3 Years
                                                                -----------------
  Small-Mid Growth Fund - Class I                                $701     $2,058


--------------------------------------------------------------------------------

                                                          Risk/return summary  5

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES




   The following questions and answers are designed to help you better understand Small-Mid Growth Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a holding to meet redemptions.



   Realization of income is not a significant consideration when choosing investments for the Fund, and income realized on the Fund's investments may be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

 6 Janus Adviser Series

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for the Fund.


GENERAL PORTFOLIO POLICIES

   In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested in equity securities. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.



   In addition, the Fund may also temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS

   To achieve its objective, the Fund invests primarily in domestic equity securities. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the


                                    Principal investment strategies and risks  7

   Fund's assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:


   - foreign equity securities


   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (less than 20% of the Fund's assets)


   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange-traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery or forward commitment basis

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.


 8 Janus Adviser Series

   Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

   PORTFOLIO TURNOVER

   The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.



   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.


RISKS


   Because Small-Mid Growth Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


                                    Principal investment strategies and risks  9

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS


   The following questions and answers are designed to help you better understand some of the risks of investing in Small-Mid Growth Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Unless otherwise limited by its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:



   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.


   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or

 10 Janus Adviser Series
     that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Rating Service ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.



   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


                                   Principal investment strategies and risks  11

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information ("SAI") for a description of bond rating categories.


4. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use futures, options, swap agreements and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.



5. WHAT IS INDUSTRY RISK?



   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.


 12 Janus Adviser Series

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets, and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information ("SAI"). Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Fund. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administra-


                                                      Management of the Fund  13
   tive services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Fund.


MANAGEMENT EXPENSES


   The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement details the management fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).


                                                     Average Daily      Annual Management
                                                       Net Assets           Fee Rate
Fund                                                    of Fund         Percentage (%)(1)
-----------------------------------------------------------------------------------------
  Small-Mid Growth Fund                             All Asset Levels          0.64
-----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees and administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until December 1, 2006. Application of the expense waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, and additional information is included in the Statement of Additional Information.


 14 Janus Adviser Series

INVESTMENT PERSONNEL


PORTFOLIO MANAGER


RON SACHS

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds an undergraduate degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs has earned the right to use the Chartered Financial Analyst designation.



   The Fund's Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Fund.


                                                      Management of the Fund  15

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class I Shares is offered by this Prospectus. The Shares of the Fund are generally available only in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares or Class R Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES


   The Fund may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option would be able to direct contributions to the Fund through their plan, regardless of whether they invested in the Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


 16 Janus Adviser Series

   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five


                                                           Other information  17
   complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.





   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 31, 2005, the court entered an order granting a joint motion to consolidate the cases and the consolidated amended complaint filed with the motion. The consolidated amended complaint is the operative complaint in the coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act of 1940.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 18 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE

   Dividends and capital gains are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV



   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should

                                                     Distributions and taxes  19
   consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


   Income dividends or capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of

 20 Janus Adviser Series
   your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   TAXATION OF THE FUND


   Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  21

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange or redeem Shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. Not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.


   With certain limited exceptions, the Fund is only available to U.S. citizens or residents.

PRICING OF FUND SHARES

   Investments in Class I Shares will be duly processed at the NAV next calculated after an order is received in good order by the Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class I Shares.


   The per share NAV is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of Fund shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open.



   In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.



   Securities held by the Fund are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which


 22 Janus Adviser Series
   fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments;
   (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of non-valued securities and restricted or non-public securities. The Fund may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.



   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the Fund's share price, as further described in the "Excessive Trading" section. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.


   All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class I Shares (the "Class I Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the

                                                         Shareholder's guide  23
   terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES


   Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.


   The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

 24 Janus Adviser Series

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum initial investment in Class I Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely due to depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary before your Fund account is closed so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of the redemption.


   The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except certain tax-deferred accounts).



   - You may generally exchange Shares of the Fund for Shares of the same class of any Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.


   - You must meet the minimum investment amount for each Fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

                                                         Shareholder's guide  25

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.


   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual investors and their transactions from the Fund and its agent.



   The Fund attempts to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and


 26 Janus Adviser Series

   - redemption fees as described under "Redemption Fee" (where applicable for certain classes of certain Funds).



   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.



   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.


                                                         Shareholder's guide  27

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.



   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.



   EXCESSIVE TRADING RISKS



   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.



   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   A Fund that invests in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in a Fund which does not invest in foreign securities, for example, when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.



   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this prospectus and approved by the


 28 Janus Adviser Series

   Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Fund and its agent. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.



   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. All of the Funds' portfolio holdings will be posted within approximately two business days after month-end and will remain available until the following month's information is posted. The Funds' full portfolio holdings can be found on www.janus.com in Profiles & Performance under the Characteristics tab.



   In addition, the Fund's top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. The Fund discloses its top ten portfolio holdings. Industry, sector and regional breakdowns for the Fund are available quarterly, with a 15-day lag. The Fund's top portfolio holdings as well as the industry, sector and regional breakdowns are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Fund's portfolio holdings policies and procedures, which include a discussion of any exceptions, are contained in the Fund's SAI.


                                                         Shareholder's guide  29

   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   A complete schedule of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.


SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.



   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund that they have authorized for investment. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.


 30 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for the Fund because it did not commence operations until June 30, 2005.




                                                        Financial highlights  31

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.


   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in


 32 Janus Adviser Series
   addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."



   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

                                                Glossary of investment terms  33

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted

 34 Janus Adviser Series
   periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest

                                                Glossary of investment terms  35
   rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices and foreign currencies. A Fund may purchase or write such options individually or in combination.


   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


   SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve

 36 Janus Adviser Series
   selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.



   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


                                                Glossary of investment terms  37

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

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

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

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


                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge by contacting your plan sponsor, broker or financial institution. The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available on www.janus.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                              www.janus.com

                              151 Detroit Street
                              Denver, CO 80206-4805
                              1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885

                                     June 30, 2005



THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED APRIL 14, 2005


                              JANUS ADVISER SERIES

                      JANUS ADVISER SMALL-MID GROWTH FUND

                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser Small-Mid Growth Fund ("Small-Mid Growth Fund" or the "Fund") a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.

                        The Fund currently offers four classes of shares. Class R Shares are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Small-Mid Growth Fund......................    2

    FEES AND EXPENSES...........................................    4

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    6
       General portfolio policies...............................    7
       Risks....................................................    9
       Frequently asked questions about certain risks...........   10

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   13
       Management expenses......................................   14
       Investment personnel.....................................   15

    OTHER INFORMATION...........................................   16

    DISTRIBUTIONS AND TAXES.....................................   19

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   22
       Distribution and service fees............................   23
       Purchases................................................   24
       Exchanges................................................   25
       Redemptions..............................................   25
       Excessive trading........................................   26
       Shareholder communications...............................   30

    FINANCIAL HIGHLIGHTS........................................   31

    GLOSSARY OF INVESTMENT TERMS................................   32


                                                            Table of contents  1

RISK /RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER SMALL-MID GROWTH FUND



   The Fund is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   SMALL-MID GROWTH FUND seeks long-term growth of capital.





   The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets in the type of securities suggested by the Fund's name. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objectives by investing primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.



 2 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund invests its equity assets in securities issued by small- and medium-sized companies. Due to inherent risks such as limited product lines and/or operating history, competitive threats, limited financial resources, and potentially the lack of management depth, small- and medium-sized companies tend to be more volatile than securities issued by larger or more established companies. As a result, these holdings could have a significant impact or negative effect on the Fund's returns.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the Russell 2500(TM) Growth Index, which is the Fund's benchmark index. The Russell 2500(TM) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.




                                                          Risk/return summary  3

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Fund. Expense information shown reflects estimated annualized expenses Class R Shares of the Fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund's Class R Shares do not include sales charges when you buy or sell the Fund's Class R Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

 4 Janus Adviser Series

   [TO BE UPDATED BY AMENDMENT]


--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                          Total Annual             Net Annual
                                                             Distribution                     Fund                    Fund
                                                Management     (12b-1)         Other       Operating     Expense    Operating
                                                   Fee         Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
   Small-Mid Growth Fund -
     Class R                                      0.64%         0.50%          6.19%          7.33%       5.33%       2.00%


 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
 (3) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least December 1, 2006. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.


 EXAMPLE:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The example also assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                                                                1 Year    3 Years
                                                                -----------------
  Small-Mid Growth Fund - Class R                                $724     $2,123


                                                          Risk/return summary  5

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES




   The following questions and answers are designed to help you better understand Small-Mid Growth Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a holding to meet redemptions.



   Realization of income is not a significant consideration when choosing investments for the Fund, and income realized on the Fund's investments may be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

 6 Janus Adviser Series

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for the Fund.


GENERAL PORTFOLIO POLICIES

   In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested in equity securities. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.



   In addition, the Fund may also temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS

   To achieve its objective, the Fund invests primarily in domestic equity securities. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the


                                    Principal investment strategies and risks  7

   Fund's assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:


   - foreign equity securities


   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (less than 20% of the Fund's assets)


   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange-traded funds individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery or forward commitment basis

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.


 8 Janus Adviser Series

   Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

   PORTFOLIO TURNOVER

   The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS


   Because Small-Mid Growth Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


                                    Principal investment strategies and risks  9

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS


   The following questions and answers are designed to help you better understand some of the risks of investing in Small-Mid Growth Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Unless otherwise limited by its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:



   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.


   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or

 10 Janus Adviser Series
     that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Rating Service ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.



   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.


                                   Principal investment strategies and risks  11

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information ("SAI") for a description of bond rating categories.


4. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use futures, options, swap agreements and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.



5. WHAT IS INDUSTRY RISK?



   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.


 12 Janus Adviser Series

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets, and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information ("SAI"). Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Fund. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administra-


                                                      Management of the Fund  13
   tive services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Fund.


MANAGEMENT EXPENSES


   The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement details the management fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).


                                                     Average Daily      Annual Management
                                                       Net Assets           Fee Rate
Fund                                                    of Fund         Percentage (%)(1)
-----------------------------------------------------------------------------------------
  Small-Mid Growth Fund                             All Asset Levels          0.64
-----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees and administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until December 1, 2006. Application of the expense waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, and additional information is included in the Statement of Additional Information.


 14 Janus Adviser Series

INVESTMENT PERSONNEL


PORTFOLIO MANAGER


RON SACHS

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds an undergraduate degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs has earned the right to use the Chartered Financial Analyst designation.



   The Fund's Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Fund.


                                                      Management of the Fund  15

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class R Shares is offered by this Prospectus. The Shares of the Fund are generally available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares or Class I Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES


   The Fund may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option would be able to direct contributions to the Fund through their plan, regardless of whether they invested in the Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


 16 Janus Adviser Series

   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five


                                                           Other information  17
   complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.





   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 31, 2005, the court entered an order granting a joint motion to consolidate the cases and the consolidated amended complaint filed with the motion. The consolidated amended complaint is the operative complaint in the coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act of 1940.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 18 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE

   Dividends and capital gains are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV



   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should

                                                     Distributions and taxes  19
   consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


   Income dividends or capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of

 20 Janus Adviser Series
   your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   TAXATION OF THE FUND


   Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  21

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange or redeem Shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE OR REDEEM SHARES.


   With certain limited exceptions, the Fund is only available to U.S. citizens or residents.

PRICING OF FUND SHARES

   Investments in Class R Shares will be duly processed at the NAV next calculated after an order is received in good order by the Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class R Shares.


   The per share NAV is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of Fund shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open.



   In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.



   Securities held by the Fund are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural


 22 Janus Adviser Series
   disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of non-valued securities and restricted or non-public securities. The Fund may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.



   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the Fund's share price, as further described in the "Excessive Trading" section. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.




   All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by

                                                         Shareholder's guide  23
   such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES


   Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.


   The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   Investors in defined contribution plans through third party administrators should refer to their plan document or contact their plan administrator for information

 24 Janus Adviser Series
   regarding account minimums. For all other account types, the minimum initial investment is $2,500.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except certain tax-deferred accounts).



   - You may generally exchange Shares of the Fund for Shares of the same class of any Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.


   - You must meet the minimum investment amount for each Fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.


   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


                                                         Shareholder's guide  25

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual investors and their transactions from the Fund and its agent.



   The Fund attempts to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and



   - redemption fees as described under "Redemption Fee" (where applicable for certain classes of certain Funds).



   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.



   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do


 26 Janus Adviser Series
   not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.



   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.



   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.


                                                         Shareholder's guide  27

   EXCESSIVE TRADING RISKS



   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.



   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   A Fund that invests in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in a Fund which does not invest in foreign securities, for example, when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.



   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Fund and its agent. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.


 28 Janus Adviser Series

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. All of the Funds' portfolio holdings will be posted within approximately two business days after month-end and will remain available until the following month's information is posted. The Funds' full portfolio holdings can be found on www.janus.com in Profiles & Performance under the Characteristics tab.



   In addition, the Fund's top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. The Fund discloses its top ten portfolio holdings. Industry, sector and regional breakdowns for the Fund are available quarterly, with a 15-day lag. The Fund's top portfolio holdings as well as the industry, sector and regional breakdowns are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Fund's portfolio holdings policies and procedures, which include a discussion of any exceptions, are contained in the Fund's SAI.



   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   A complete schedule of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.


                                                         Shareholder's guide  29

SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.



   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund that they have authorized for investment. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.


 30 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for the Fund because it did not commence operations until June 30, 2005.




                                                        Financial highlights  31

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.


   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in


 32 Janus Adviser Series
   addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."



   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

                                                Glossary of investment terms  33

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted

 34 Janus Adviser Series
   periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest

                                                Glossary of investment terms  35
   rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices and foreign currencies. A Fund may purchase or write such options individually or in combination.


   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


   SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve

 36 Janus Adviser Series
   selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.



   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


                                                Glossary of investment terms  37

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge by contacting your plan sponsor, broker or financial institution. The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available on www.janus.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                              www.janus.com

                              151 Detroit Street
                              Denver, CO 80206-4805
                              1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885

                                     June 30, 2005



THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.




                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED APRIL 14, 2005


                              JANUS ADVISER SERIES

                         JANUS ADVISER CONTRARIAN FUND

                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                        This Prospectus describes Janus Adviser Contrarian Fund ("Contrarian Fund" or the "Fund") a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.

                        The Fund currently offers four classes of shares. Class I Shares, the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Contrarian Fund............................    2

    FEES AND EXPENSES...........................................    4

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    6
       General portfolio policies...............................    8
       Risks....................................................   10
       Frequently asked questions about certain risks...........   10

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   16

    OTHER INFORMATION...........................................   19

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   25
       Distribution and service fees............................   26
       Purchases................................................   27
       Exchanges................................................   28
       Redemptions..............................................   29
       Excessive trading........................................   29
       Shareholder communications...............................   33

    FINANCIAL HIGHLIGHTS........................................   34

    GLOSSARY OF INVESTMENT TERMS................................   35


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER CONTRARIAN FUND



   The Fund is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   CONTRARIAN FUND seeks long-term growth of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.


   The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or if the Fund's portfolio manager's belief


 2 Janus Adviser Series
   about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



   The Fund is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.



   The Fund may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the S&P 500(R) Index, which is the Fund's benchmark index. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.




                                                          Risk/return summary  3

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. Expense information shown reflects estimated annualized expenses Class I Shares of the Fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund's Class I Shares do not include sales charges when you buy or sell the Fund's Class I Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

 4 Janus Adviser Series

   [TO BE UPDATED BY AMENDMENT]


--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                          Total Annual             Net Annual
                                                             Distribution                     Fund                    Fund
                                                Management     (12b-1)         Other       Operating     Expense    Operating
                                                   Fee         Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
   Contrarian Fund -
     Class I                                      0.64%         0.25%          6.19%          7.08%       5.33%       1.75%


 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
 (3) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class I Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least December 1, 2006. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.


 EXAMPLE:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The example also assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                                                                1 Year   3 Years
                                                                ----------------
  Contrarian Fund - Class I                                      $701    $2,058


                                                          Risk/return summary  5

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES




   The following questions and answers are designed to help you better understand Contrarian Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a holding to meet redemptions.



   The Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.



   Realization of income is not a significant consideration when choosing investments for the Fund, and income realized on the Fund's investments may be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally

 6 Janus Adviser Series
   selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.


4. HOW DOES THE FUND'S PORTFOLIO MANAGER DETERMINE THAT A COMPANY MAY BE UNDERVALUED?



   A company may be undervalued when, in the opinion of the Fund's portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.



5. WHAT IS A "SPECIAL SITUATION"?



   The Fund may invest in special situations or turnarounds. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.


                                    Principal investment strategies and risks  7

GENERAL PORTFOLIO POLICIES

   In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested in stocks. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.



   In addition, the Fund may also temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS
   To achieve its objective, the Fund invests primarily in equity securities. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:



   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (less than 20% of the Fund's assets)


   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange-traded funds individually or in combination


 8 Janus Adviser Series
     for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery or forward commitment basis

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


                                    Principal investment strategies and risks  9

   PORTFOLIO TURNOVER

   The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.



RISKS


   Because Contrarian Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.



FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS


   The following questions and answers are designed to help you better understand some of the risks of investing in Contrarian Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable

 10 Janus Adviser Series
   to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.



2. HOW DOES THE FUND'S NONDIVERSIFICATION CLASSIFICATION AFFECT ITS RISK
   PROFILE?



   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a nondiversified fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.



3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?



   If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of the Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.



4. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?



   Unless otherwise limited by its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:



   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by


                                   Principal investment strategies and risks  11
     currency risk due to the overall impact of exposure to the issuer's local currency.


   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?



   The Fund may invest an unlimited amount of its assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.


 12 Janus Adviser Series

6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Rating Service ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.



   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.



   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information ("SAI") for a description of bond rating categories.



7. HOW DOES THE FUND TRY TO REDUCE RISK?



   The Fund may use futures, options, swap agreements and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.



8. WHAT IS "INDUSTRY RISK"?


   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets, and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information ("SAI"). Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Fund. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administra-


 14 Janus Adviser Series
   tive services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Fund.


MANAGEMENT EXPENSES


   The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement details the management fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).




                                                                                Annual
                                                        Average Daily         Management
                                                          Net Assets           Fee Rate
Fund                                                       of Fund         Percentage (%)(1)
--------------------------------------------------------------------------------------------
  Contrarian Fund                                      All Asset Levels          0.64
--------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees and administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until December 1, 2006. Application of the expense waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, and additional information is included in the Statement of Additional Information.


                                                      Management of the Fund  15

INVESTMENT PERSONNEL



PORTFOLIO MANAGER





DAVID C. DECKER

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Contrarian Fund, which he has managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master's of Business Administration degree with an emphasis in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.


ASSISTANT PORTFOLIO MANAGER



MATTHEW ANKRUM

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Janus Adviser Contrarian Fund. He joined Janus Capital in 1996 as a research analyst. Mr. Ankrum holds a Bachelor's degree in Finance from the University of Wisconsin and received a Master's degree in Business Administration with honors from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



   The Fund's Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Fund.


 16 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS



   JANUS ADVISER CONTRARIAN FUND


   The following chart shows the historical performance of the AllCap Core Composite. The accounts in the Composite are all Janus-managed accounts and have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Contrarian Fund. The S&P 500 Index is the benchmark for the Fund and the Composite.



   As of March 31, 2005, the AllCap Core Composite consisted of 3 advisory accounts, including 2 mutual fund portfolios. As of this date, the total assets of the AllCap Core Composite were approximately $2.8 billion. The Janus mutual fund managed by David Decker is included in the AllCap Core Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Contrarian Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Contrarian Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower.



   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by shareholders of accounts in the Composite. If shareholders of accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown would have been lower.



   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal


                                                      Management of the Fund  17

   Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower.



                                         Average annual total return for periods ended 03/31/05
                                         ------------------------------------------------------
                                                        1 year    5 years    Since Inception(1)
    AllCap Core Composite                               14.14%      4.09%           5.96%
    S&P 500 Index(2)                                     6.69%     (3.16)%         (1.32)%
                                                        -----------------------------------



   (1) The inception date of the Composite was March 1, 2000. Total returns and expenses are not annualized for the first year of operations.


   (2) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


 18 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class I Shares is offered by this Prospectus. The Shares of the Fund are generally available only in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares or Class R Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES


   The Fund may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option would be able to direct contributions to the Fund through their plan, regardless of whether they invested in the Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


                                                           Other information  19

   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five


 20 Janus Adviser Series
   complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.





   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 31, 2005, the court entered an order granting a joint motion to consolidate the cases and the consolidated amended complaint filed with the motion. The consolidated amended complaint is the operative complaint in the coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act of 1940.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE

   Dividends and capital gains are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV



   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should

 22 Janus Adviser Series
   consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


   Income dividends or capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of

                                                     Distributions and taxes  23
   your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   TAXATION OF THE FUND


   Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 24 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange or redeem Shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. Not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.


   With certain limited exceptions, the Fund is only available to U.S. citizens or residents.

PRICING OF FUND SHARES

   Investments in Class I Shares will be duly processed at the NAV next calculated after an order is received in good order by the Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class I Shares.


   The per share NAV is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of Fund shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open.



   In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.



   Securities held by the Fund are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which


                                                         Shareholder's guide  25
   fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments;
   (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of non-valued securities and restricted or non-public securities. The Fund may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.



   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the Fund's share price, as further described in the "Excessive Trading" section. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.




   All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class I Shares (the "Class I Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the

 26 Janus Adviser Series
   terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES


   Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.


   The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

                                                         Shareholder's guide  27

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum initial investment in Class I Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely due to depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary before your Fund account is closed so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of the redemption.


   The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except certain tax-deferred accounts).



   - You may generally exchange Shares of the Fund for Shares of the same class of any Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.


   - You must meet the minimum investment amount for each Fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

 28 Janus Adviser Series

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.


   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual investors and their transactions from the Fund and its agent.



   The Fund attempts to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and


                                                         Shareholder's guide  29

   - redemption fees as described under "Redemption Fee" (where applicable for certain classes of certain Funds).



   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.



   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.


 30 Janus Adviser Series

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.



   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.



   EXCESSIVE TRADING RISKS



   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.



   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   A Fund that invests in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in a Fund which does not invest in foreign securities, for example, when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.



   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this prospectus and approved by the


                                                         Shareholder's guide  31

   Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Fund and its agent. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.



   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. All of the Funds' portfolio holdings will be posted within approximately two business days after month-end and will remain available until the following month's information is posted. The Funds' full portfolio holdings can be found on www.janus.com in Profiles & Performance under the Characteristics tab.



   In addition, the Fund's top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. The Fund discloses its top ten portfolio holdings. Industry, sector and regional breakdowns for the Fund are available quarterly, with a 15-day lag. The Fund's top portfolio holdings as well as the industry, sector and regional breakdowns are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Fund's portfolio holdings policies and procedures, which include a discussion of any exceptions, are contained in the Fund's SAI.


 32 Janus Adviser Series

   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   A complete schedule of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.


SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.



   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund that they have authorized for investment. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.


                                                         Shareholder's guide  33

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for the Fund because it did not commence operations until June 30, 2005.




 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.


   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in


                                                Glossary of investment terms  35
   addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."



   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

 36 Janus Adviser Series

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted

                                                Glossary of investment terms  37
   periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest

 38 Janus Adviser Series
   rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices and foreign currencies. A Fund may purchase or write such options individually or in combination.


   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


   SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve

                                                Glossary of investment terms  39
   selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.



   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


 40 Janus Adviser Series

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge by contacting your plan sponsor, broker or financial institution. The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available on www.janus.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     [JANUS LOGO]
                                  www.janus.com

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885

                                     June 30, 2005



THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED APRIL 14, 2005


                              JANUS ADVISER SERIES

                         JANUS ADVISER CONTRARIAN FUND

                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                        This Prospectus describes Janus Adviser Contrarian Fund ("Contrarian Fund" or the "Fund") a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.

                        The Fund currently offers four classes of shares. Class R Shares are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Contrarian Fund............................    2

    FEES AND EXPENSES...........................................    4

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
          strategies............................................    6
       General portfolio policies...............................    8
       Risks....................................................   10
       Frequently asked questions about certain risks...........   10

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   16

    OTHER INFORMATION...........................................   19

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   25
       Distribution and service fees............................   26
       Purchases................................................   27
       Exchanges................................................   28
       Redemptions..............................................   28
       Excessive trading........................................   29
       Shareholder communications...............................   33

    FINANCIAL HIGHLIGHTS........................................   34

    GLOSSARY OF INVESTMENT TERMS................................   35


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER CONTRARIAN FUND



   The Fund is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   CONTRARIAN FUND seeks long-term growth of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment policies without a shareholder vote. If there is a material change to the Fund's objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.





MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

 2 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases or if the Fund's portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



   The Fund is classified as nondiversified. This means it may hold larger positions in a smaller number of securities than a fund that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.



   The Fund may have significant exposure to foreign markets, including emerging markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the S&P 500(R) Index, which is the Fund's benchmark index. The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.




                                                          Risk/return summary  3

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Fund. Expense information shown reflects estimated annualized expenses Class R Shares of the Fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund's Class R Shares do not include sales charges when you buy or sell the Fund's Class R Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

 4 Janus Adviser Series

   [TO BE UPDATED BY AMENDMENT]


--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                          Total Annual             Net Annual
                                                             Distribution                     Fund                    Fund
                                                Management     (12b-1)         Other       Operating     Expense    Operating
                                                   Fee         Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
   Contrarian Fund -
     Class R                                      0.64%         0.50%          6.19%          7.33%       5.33%       2.00%


 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
 (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
 (3) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least December 1, 2006. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.


 EXAMPLE:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The example also assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                                                                1 Year    3 Years
                                                                -----------------
  Contrarian Fund - Class R                                      $724     $2,123


                                                          Risk/return summary  5

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES




   The following questions and answers are designed to help you better understand Contrarian Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio manager may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a holding to meet redemptions.



   The Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.



   Realization of income is not a significant consideration when choosing investments for the Fund, and income realized on the Fund's investments may be incidental to its objective.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally

 6 Janus Adviser Series
   selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.


4. HOW DOES THE FUND'S PORTFOLIO MANAGER DETERMINE THAT A COMPANY MAY BE UNDERVALUED?



   A company may be undervalued when, in the opinion of the Fund's portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.



5. WHAT IS A "SPECIAL SITUATION"?



   The Fund may invest in special situations or turnarounds. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.


                                    Principal investment strategies and risks  7

GENERAL PORTFOLIO POLICIES

   In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested in stocks. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.



   In addition, the Fund may also temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS
   To achieve its objective, the Fund invests primarily in equity securities. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:



   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (less than 20% of the Fund's assets)


   - options, futures, forwards, swap agreements, participatory notes and other types of derivatives and exchange-traded funds individually or in combination


 8 Janus Adviser Series
     for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" short sales (no more than 8% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery or forward commitment basis

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


                                    Principal investment strategies and risks  9

   PORTFOLIO TURNOVER

   The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS


   Because Contrarian Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.



FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS


   The following questions and answers are designed to help you better understand some of the risks of investing in Contrarian Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable

 10 Janus Adviser Series
   to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.



2. HOW DOES THE FUND'S NONDIVERSIFICATION CLASSIFICATION AFFECT ITS RISK
   PROFILE?



   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a nondiversified fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.



3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?



   If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of the Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.


4. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Unless otherwise limited by its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:



   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by


                                   Principal investment strategies and risks  11
     currency risk due to the overall impact of exposure to the issuer's local currency.


   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.


   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?



   The Fund may invest an unlimited amount of its assets in companies from "developing countries" or "emerging markets." In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.


 12 Janus Adviser Series

6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?



   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Rating Service ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.



   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.



   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information ("SAI") for a description of bond rating categories.



7. HOW DOES THE FUND TRY TO REDUCE RISK?



   The Fund may use futures, options, swap agreements and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.



8. WHAT IS "INDUSTRY RISK"?


   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets, and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information ("SAI"). Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Fund. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administra-


 14 Janus Adviser Series
   tive services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Fund.


MANAGEMENT EXPENSES


   The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement details the management fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).


                                                     Average Daily      Annual Management
                                                       Net Assets           Fee Rate
Fund                                                    of Fund         Percentage (%)(1)
-----------------------------------------------------------------------------------------
  Contrarian Fund                                   All Asset Levels          0.64
-----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees and administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until December 1, 2006. Application of the expense waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, and additional information is included in the Statement of Additional Information.


                                                      Management of the Fund  15

INVESTMENT PERSONNEL



PORTFOLIO MANAGER



DAVID C. DECKER

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Contrarian Fund, which he has managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master's of Business Administration degree with an emphasis in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.



ASSISTANT PORTFOLIO MANAGER



MATTHEW ANKRUM

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Janus Adviser Contrarian Fund. He joined Janus Capital in 1996 as a research analyst. Mr. Ankrum holds a Bachelor's degree in Finance from the University of Wisconsin and received a Master's degree in Business Administration with honors from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



   The Fund's Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Fund.


 16 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS



   JANUS ADVISER CONTRARIAN FUND


   The following chart shows the historical performance of the AllCap Core Composite. The accounts in the Composite are all Janus-managed accounts and have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser Contrarian Fund. The S&P 500 Index is the benchmark for the Fund and the Composite.



   As of March 31, 2005, the AllCap Core Composite consisted of 3 advisory accounts, including 2 mutual fund portfolios. As of this date, the total assets of the AllCap Core Composite were approximately $2.8 billion. The Janus mutual fund managed by David Decker is included in the AllCap Core Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Contrarian Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Contrarian Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower.



   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by shareholders of accounts in the Composite. If shareholders of accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown would have been lower.



   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal


                                                      Management of the Fund  17

   Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower.



                                         Average annual total return for periods ended 03/31/05
                                         ------------------------------------------------------
                                                        1 year    5 years    Since Inception(1)
    AllCap Core Composite                               14.14%      4.09%           5.96%
    S&P 500 Index(2)                                     6.69%     (3.16)%         (1.32)%
                                                        -----------------------------------



   (1) The inception date of the Composite was March 1, 2000. Total returns and expenses are not annualized for the first year of operations.


   (2) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.


 18 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class R Shares is offered by this Prospectus. The Shares of the Fund are generally available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares or Class I Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES


   The Fund may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option would be able to direct contributions to the Fund through their plan, regardless of whether they invested in the Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


                                                      Management of the Fund  19

   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five


 20 Janus Adviser Series
   complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.





   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 31, 2005, the court entered an order granting a joint motion to consolidate the cases and the consolidated amended complaint filed with the motion. The consolidated amended complaint is the operative complaint in the coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act of 1940.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income" which is generally subject to reduced rates of taxation. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE

   Dividends and capital gains are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV



   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should

 22 Janus Adviser Series
   consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


   Income dividends or capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of

                                                     Distributions and taxes  23
   your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   TAXATION OF THE FUND


   Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 24 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange or redeem Shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE OR REDEEM SHARES.


   With certain limited exceptions, the Fund is only available to U.S. citizens or residents.

PRICING OF FUND SHARES

   Investments in Class R Shares will be duly processed at the NAV next calculated after an order is received in good order by the Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class R Shares.


   The per share NAV is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of Fund shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open.



   In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.



   Securities held by the Fund are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural


                                                         Shareholder's guide  25
   disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of non-valued securities and restricted or non-public securities. The Fund may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.



   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the Fund's share price, as further described in the "Excessive Trading" section. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.




   All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by

 26 Janus Adviser Series
   such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES


   Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.


   The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   Investors in defined contribution plans through third party administrators should refer to their plan document or contact their plan administrator for information

                                                         Shareholder's guide  27
   regarding account minimums. For all other account types, the minimum initial investment is $2,500.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except certain tax-deferred accounts).



   - You may generally exchange Shares of the Fund for Shares of the same class of any Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.


   - You must meet the minimum investment amount for each Fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.


   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


 28 Janus Adviser Series

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual investors and their transactions from the Fund and its agent.



   The Fund attempts to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and



   - redemption fees as described under "Redemption Fee" (where applicable for certain classes of certain Funds).



   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.



   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do


                                                         Shareholder's guide  29
   not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.



   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.



   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.


 30 Janus Adviser Series

   EXCESSIVE TRADING RISKS



   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.



   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   A Fund that invests in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in a Fund which does not invest in foreign securities, for example, when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.



   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Fund and its agent. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.


                                                         Shareholder's guide  31

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. All of the Funds' portfolio holdings will be posted within approximately two business days after month-end and will remain available until the following month's information is posted. The Funds' full portfolio holdings can be found on www.janus.com in Profiles & Performance under the Characteristics tab.



   In addition, the Fund's top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. The Fund discloses its top ten portfolio holdings. Industry, sector and regional breakdowns for the Fund are available quarterly, with a 15-day lag. The Fund's top portfolio holdings as well as the industry, sector and regional breakdowns are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Fund's portfolio holdings policies and procedures, which include a discussion of any exceptions, are contained in the Fund's SAI.



   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   A complete schedule of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.


 32 Janus Adviser Series

SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.



   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund that they have authorized for investment. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.


                                                         Shareholder's guide  33

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for the Fund because it did not commence operations until June 30, 2005.




 34 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.


   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in


                                                Glossary of investment terms  35
   addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."



   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

 36 Janus Adviser Series

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


   STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted

                                                Glossary of investment terms  37
   periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest

 38 Janus Adviser Series
   rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices and foreign currencies. A Fund may purchase or write such options individually or in combination.


   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


   SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve

                                                Glossary of investment terms  39
   selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.



   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


 40 Janus Adviser Series

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge by contacting your plan sponsor, broker or financial institution. The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available on www.janus.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     [JANUS LOGO]
                                  www.janus.com

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885

                                     June 30, 2005



THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED APRIL 14, 2005


                              JANUS ADVISER SERIES

                         JANUS ADVISER HIGH-YIELD FUND

                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                        This Prospectus describes Janus Adviser High-Yield Fund ("High-Yield Fund" or the "Fund") a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.

                        The Fund currently offers four classes of shares. Class I Shares, the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser High-Yield Fund............................    2

    FEES AND EXPENSES...........................................    4

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    6
       General portfolio policies...............................    7
       Risks....................................................   10
       Frequently asked questions about certain risks...........   10

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   16

    OTHER INFORMATION...........................................   19

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   25
       Distribution and service fees............................   26
       Purchases................................................   27
       Exchanges................................................   28
       Redemptions..............................................   29
       Redemption fee...........................................   29
       Excessive trading........................................   30
       Shareholder communications...............................   34

    FINANCIAL HIGHLIGHTS........................................   35

    GLOSSARY OF INVESTMENT TERMS................................   36

    EXPLANATION OF RATING CATEGORIES............................   42


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER HIGH-YIELD FUND



   The Fund is designed for long-term investors who primarily seek current income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.



   The Fund's Trustees may change these objectives or the Fund's principal investment policies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets in the type of securities suggested by the Fund's name. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objectives or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objectives.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. The Fund may at times invest all of its assets in such securities.



   For the Fund's 80% policy, net assets will take into account borrowings for investment purposes.



   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign debt and equity securities.





MAIN INVESTMENT RISKS


   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

 2 Janus Adviser Series

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.



   The Fund may invest without limit in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the Lehman Brothers High-Yield Bond Index, which is the Fund's benchmark index. The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.




                                                          Risk/return summary  3

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. Expense information shown reflects estimated annualized expenses Class I Shares of the Fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund's Class I Shares do not include sales charges when you buy or sell the Fund's Class I Shares. However, if you sell Class I Shares of the Fund that you have held for three months or less, you may pay a redemption fee.


   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

 4 Janus Adviser Series

   [TO BE UPDATED BY AMENDMENT]


--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class I
Sales Charges...............................................  None
Redemption fee on shares of the Fund held 3 months or less
  (as a % of amount redeemed)...............................  2.00%(2)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

                                  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                         Total Annual             Net Annual
                                                            Distribution                     Fund                    Fund
                                               Management     (12b-1)         Other       Operating     Expense    Operating
                                                  Fee         Fees(4)      Expenses(5)   Expenses(6)    Waivers   Expenses(6)
   High-Yield Fund -
     Class I                                     0.65%         0.25%          6.25%          7.15%       5.65%       1.50%


 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

 (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.


 (3) An exchange of Class I Shares of the Fund held three months or less may be subject to the Fund's 2.00% redemption fee.


 (4) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


 (5) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class I Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.


 (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least December 1, 2006. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.

 EXAMPLE:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The example also assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                                                                1 Year    3 Years
                                                                -----------------
  High-Yield Fund - Class I                                      $707     $2,077


                                                          Risk/return summary  5

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES




   The following questions and answers are designed to help you better understand High-Yield Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

   The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

   A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its

 6 Janus Adviser Series
   duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

6. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

GENERAL PORTFOLIO POLICIES

   In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested in bonds. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment


                                    Principal investment strategies and risks  7
   opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in bonds and other fixed-income securities.


   In addition, the Fund may also temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS

   To achieve its objective, the Fund invests primarily in high-yield/high-risk bonds. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:


   - domestic and foreign equity securities


   - other debt securities




   - pass-through securities including mortgage- and asset-backed securities (without limit)

   - zero coupon, pay-in-kind and step coupon securities (without limit)


   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange-traded funds individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (no more than 5% of the Fund's net assets)


 8 Janus Adviser Series

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest without limit in foreign debt and equity securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


   PORTFOLIO TURNOVER

   The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment

                                    Principal investment strategies and risks  9
   style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Due to the nature of the securities in which High-Yield Fund invests, the Fund may have relatively high portfolio turnover, compared to other funds.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.



RISKS

   Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS


   The following questions and answers are designed to help you better understand some of the risks of investing in High-Yield Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Unless otherwise limited by its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or


 10 Janus Adviser Series
   directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.



   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.



   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.



   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.



   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


                                   Principal investment strategies and risks  11

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.



   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.



   Because the Fund may invest without limit in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.


   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use futures, options, swap agreements (including, but not limited to, credit default swaps) and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.


6. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react

 12 Janus Adviser Series
   similarly to industry-specific market or economic developments. The Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets, and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information ("SAI"). Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Fund. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administra-


 14 Janus Adviser Series
   tive services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Fund.


MANAGEMENT EXPENSES


   The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement details the management fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).


                                                   Average Daily       Annual Management
                                                     Net Assets            Fee Rate
Fund                                                  of Fund          Percentage (%)(1)
----------------------------------------------------------------------------------------
  High-Yield Fund                                First $300 Million          0.65
                                                 Over $300 Million           0.55
----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees and administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until December 1, 2006. Application of the expense waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, and additional information is included in the Statement of Additional Information.


                                                      Management of the Fund  15

INVESTMENT PERSONNEL



PORTFOLIO MANAGER



GIBSON SMITH

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser High-Yield Fund, which he has managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991 to 2001. He holds a Bachelor's degree in Economics from the University of Colorado.



ASSISTANT PORTFOLIO MANAGER



DARRELL WATTERS

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Janus Adviser High-Yield Fund. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University.



   The Fund's Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Fund.


 16 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS



   JANUS ADVISER HIGH-YIELD FUND


   The following chart shows the historical performance of the Janus High-Yield Composite. The accounts in the Composite are all Janus-managed accounts and have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser High-Yield Fund. The Lehman Brothers High-Yield Bond Index is the benchmark for the Fund and the Composite.



   As of March 31, 2005, the Janus High-Yield Composite consisted of 2 advisory accounts, both of which are mutual fund portfolios. As of this date, the total assets of the Janus High-Yield Composite were approximately $1.5 billion. The Janus mutual fund managed by Gibson Smith is included in the Janus High-Yield Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager, as well as the former portfolio manager, and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser High-Yield Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser High-Yield Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower.



   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by shareholders of accounts in the Composite. If shareholders of accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown would have been lower.



   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal


                                                      Management of the Fund  17

   Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower.



                                          Average annual total return for periods ended 03/31/05
                                          ------------------------------------------------------
                                                         1 year    5 years    Since Inception(1)
    Janus High-Yield Composite(2)                        5.11%      5.60%           8.00%
    Lehman Brothers High-Yield Bond Index(3)             6.84%      7.13%           6.59%
                                                         ----------------------------------



   (1) The inception date of the Composite was January 1, 1996. Total returns and expenses are not annualized for the first year of operations.


   (2) Gibson Smith has managed the Composite since December 5, 2003.


   (3) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, noninvestment grade debt.


 18 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class I Shares is offered by this Prospectus. The Shares of the Fund are generally available only in connection with investments through retirement plans, brokers (primarily in connection with wrap accounts), bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares or Class R Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES


   The Fund may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option would be able to direct contributions to the Fund through their plan, regardless of whether they invested in the Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


                                                           Other information  19

   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five


 20 Janus Adviser Series
   complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.





   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 31, 2005, the court entered an order granting a joint motion to consolidate the cases and the consolidated amended complaint filed with the motion. The consolidated amended complaint is the operative complaint in the coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act of 1940.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE

   Dividends are normally declared daily, Saturdays, Sundays and holidays included, and are normally distributed on the last business day of each month. Capital gains are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV



   Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should

 22 Janus Adviser Series
   consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


   Income dividends or capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of

                                                     Distributions and taxes  23
   your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   TAXATION OF THE FUND


   Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 24 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange or redeem Shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. Not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.


   With certain limited exceptions, the Fund is only available to U.S. citizens or residents.

PRICING OF FUND SHARES

   Investments in Class I Shares will be duly processed at the NAV next calculated after an order is received in good order by the Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class I Shares.


   The per share NAV is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of Fund shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open.



   In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.



   Securities held by the Fund are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which


                                                         Shareholder's guide  25
   fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments;
   (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of non-valued securities and restricted or non-public securities. The Fund may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.



   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the Fund's share price, as further described in the "Excessive Trading" section. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.


   All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class I Shares (the "Class I Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund. Under the

 26 Janus Adviser Series
   terms of the Class I Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES


   Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.


   The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

                                                         Shareholder's guide  27

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum initial investment in Class I Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely due to depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary before your Fund account is closed so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of the redemption.


   The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except certain tax-deferred accounts).



   - You may generally exchange Shares of the Fund for Shares of the same class of any Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.


   - You must meet the minimum investment amount for each Fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange from Class I Shares of the Fund held for three months or less may be subject to the Fund's redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, see "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you

 28 Janus Adviser Series
     engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.


   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.


REDEMPTION FEE



   Redemptions (and exchanges) held for three months or less may be subject to the Fund's redemption fee. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term money movements in and out of the Fund.



   Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's.



   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (1) certain employer-sponsored retirement plans;
   (2) certain broker wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and


                                                         Shareholder's guide  29

   (4) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers' accounts.



   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.



   In addition to the circumstances noted in the preceding paragraph, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.


EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual investors and their transactions from the Fund and its agent.


 30 Janus Adviser Series

   The Fund attempts to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and



   - redemption fees as described under "Redemption Fee" (where applicable for certain classes of certain Funds).



   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.



   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with


                                                         Shareholder's guide  31
   respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.



   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.



   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.



   EXCESSIVE TRADING RISKS



   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.



   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   A Fund that invests in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in a Fund which does not invest in foreign securities, for example, when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such


 32 Janus Adviser Series
   circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.



   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Fund and its agent. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.



   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. All of the Funds' portfolio holdings will be posted within approximately two business days after month-end and will remain available until the following month's information is posted. The Funds' full portfolio holdings can be found on www.janus.com in Profiles & Performance under the Characteristics tab.



   In addition, the Fund's top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. The Fund discloses its top ten portfolio holdings. Industry, sector and regional breakdowns for the Fund are available quarterly, with a 15-day lag. The Fund's top portfolio holdings as well as the industry, sector and regional breakdowns are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.


                                                         Shareholder's guide  33

   Details of the Fund's portfolio holdings policies and procedures, which include a discussion of any exceptions, are contained in the Fund's SAI.



   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION



   A complete schedule of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.


SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.



   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund that they have authorized for investment. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.


 34 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for the Fund because it did not commence operations until June 30, 2005.






                                                        Financial highlights  35

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES


   BANK LOANS include institutionally-traded floating and fixed-rate debt securities (which may be below investment grade) generally acquired as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of a portion of a floating rate loan previously attributable to a different lender.


   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks;

 36 Janus Adviser Series
   warrants to purchase common or preferred stocks; and other securities with equity characteristics.


   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.


   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."



   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

                                                Glossary of investment terms  37

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.



   STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.


   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the

 38 Janus Adviser Series

   U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.



   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the


                                                Glossary of investment terms  39
   obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices and foreign currencies. A Fund may purchase or write such options individually or in combination.


   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement


 40 Janus Adviser Series
   by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


                                                Glossary of investment terms  41

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

    BOND RATING                  EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
    AA.......................... High quality; very strong capacity to pay principal and interest.
    A........................... Strong capacity to pay principal and interest;
                                 somewhat more susceptible to the adverse effects
                                 of changing circumstances and economic
                                 conditions.
    BBB-........................ Adequate capacity to pay principal and interest;
                                 normally exhibit adequate protection parameters,
                                 but adverse economic conditions or changing
                                 circumstances more likely to lead to a weakened
                                 capacity to pay principal and interest than for
                                 higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                                 principal payments. BB - lowest degree of
                                 speculation; C - the highest degree of
                                 speculation. Quality and protective
                                 characteristics outweighed by large
                                 uncertainties or major risk exposure to adverse
                                 conditions.
    D........................... In default.

 42 Janus Adviser Series

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.

    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.


   Securities holdings by rating category are not provided for the Fund because the Fund did not commence operations until June 30, 2005.


                                            Explanation of rating categories  43

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 44

                      This page intentionally left blank.

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 46

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge by contacting your plan sponsor, broker or financial institution. The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available on www.janus.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     [JANUS LOGO]

                                  www.janus.com

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885

                                     June 30, 2005



THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED APRIL 14, 2005


                              JANUS ADVISER SERIES

                         JANUS ADVISER HIGH-YIELD FUND

                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser High-Yield Fund ("High-Yield Fund" or the "Fund") a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.

                        The Fund currently offers four classes of shares. Class R Shares are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain financial intermediaries may offer only one class of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser High-Yield Fund............................    2

    FEES AND EXPENSES...........................................    4

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    6
       General portfolio policies...............................    7
       Risks....................................................   10
       Frequently asked questions about certain risks...........   10

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   16

    OTHER INFORMATION...........................................   19

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   25
       Distribution and service fees............................   26
       Purchases................................................   27
       Exchanges................................................   28
       Redemptions..............................................   28
       Redemption fee...........................................   29
       Excessive trading........................................   30
       Shareholder communications...............................   34

    FINANCIAL HIGHLIGHTS........................................   35

    GLOSSARY OF INVESTMENT TERMS................................   36

    EXPLANATION OF RATING CATEGORIES............................   42


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER HIGH-YIELD FUND



   The Fund is designed for long-term investors who primarily seek current income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.



   The Fund's Trustees may change these objectives or the Fund's principal investment policies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets in the type of securities suggested by the Fund's name. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objectives or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objectives.



MAIN INVESTMENT STRATEGIES



   The Fund pursues its objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. The Fund may at times invest all of its assets in such securities.



   For the Fund's 80% policy, net assets will take into account borrowings for investment purposes.



   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest without limit in foreign debt and equity securities.





MAIN INVESTMENT RISKS


   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

 2 Janus Adviser Series

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.



   The Fund may invest without limit in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Since the Fund did not commence operations until June 30, 2005, there is no performance information available for this Fund. Performance history will be available after the Fund has been in operation for one calendar year. The performance of this Fund will be compared to the Lehman Brothers High-Yield Bond Index, which is the Fund's benchmark index. The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.




                                                          Risk/return summary  3

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Fund. Expense information shown reflects estimated annualized expenses Class R Shares of the Fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund's Class R Shares do not include sales charges when you buy or sell the Fund's Class R Shares. However, if you sell Class R Shares of the Fund that you have held for three months or less, you may pay a redemption fee.


   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

 4 Janus Adviser Series

   [TO BE UPDATED BY AMENDMENT]


--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class R
Sales Charges...............................................  None
Redemption fee on shares of the Fund held 3 months or less
  (as a % of amount redeemed)...............................  2.00%(2)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

                                  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                         Total Annual             Net Annual
                                                            Distribution                     Fund                    Fund
                                               Management     (12b-1)         Other       Operating     Expense    Operating
                                                  Fee         Fees(4)      Expenses(5)   Expenses(6)    Waivers   Expenses(6)
   High-Yield Fund -
     Class R                                     0.65%         0.50%          6.25%          7.40%       5.65%       1.75%


 (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

 (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.


 (3) An exchange of Class R Shares of the Fund held three months or less may be subject to the Fund's 2.00% redemption fee.


 (4) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


 (5) Included in other expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.


 (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until at least December 1, 2006. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.

 EXAMPLE:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The example also assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                                                                1 Year    3 Years
                                                                -----------------
  High-Yield Fund - Class R                                      $731     $2,141


                                                          Risk/return summary  5

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.


   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We have also included a Glossary with descriptions of investment terms used throughout this Prospectus.


FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES




   The following questions and answers are designed to help you better understand High-Yield Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

   The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

   A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its

 6 Janus Adviser Series
   duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

6. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

GENERAL PORTFOLIO POLICIES

   In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested in bonds. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment


                                    Principal investment strategies and risks  7
   opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in bonds and other fixed-income securities.


   In addition, the Fund may also temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   OTHER TYPES OF INVESTMENTS

   To achieve its objective, the Fund invests primarily in high-yield/high-risk bonds. To a limited extent, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the Glossary. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's objective. These securities and strategies may include:


   - domestic and foreign equity securities


   - other debt securities




   - pass-through securities including mortgage- and asset-backed securities (without limit)

   - zero coupon, pay-in-kind and step coupon securities (without limit)


   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps), participatory notes and other types of derivatives and exchange-traded funds individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (no more than 5% of the Fund's net assets)


 8 Janus Adviser Series

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest without limit in foreign debt and equity securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


   PORTFOLIO TURNOVER

   The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments and the investment

                                    Principal investment strategies and risks  9
   style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Due to the nature of the securities in which High-Yield Fund invests, the Fund may have relatively high portfolio turnover, compared to other funds.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.



RISKS

   Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS


   The following questions and answers are designed to help you better understand some of the risks of investing in High-Yield Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Unless otherwise limited by its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or


 10 Janus Adviser Series
   directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.



   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.



   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.



   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.



   - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


                                   Principal investment strategies and risks  11

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?


   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.





   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.



   Because the Fund may invest without limit in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.


   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use futures, options, swap agreements (including, but not limited to, credit default swaps) and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.


6. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react

 12 Janus Adviser Series
   similarly to industry-specific market or economic developments. The Fund may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are interested persons of Janus Capital.


   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets, and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expecting to receive these fees are listed in the Statement of Additional Information ("SAI"). Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Fund. In addition, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing and other shareholder or administra-


 14 Janus Adviser Series
   tive services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or other means in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations of the Fund.


MANAGEMENT EXPENSES


   The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement details the management fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The Fund is subject to the following management fee schedule (expressed as an annual rate).


                                                   Average Daily       Annual Management
                                                    Net Assets          Fee Rate
   Fund                                               of Fund          Percentage (%)(1)
----------------------------------------------------------------------------------------
  High-Yield Fund                                First $300 Million          0.65
                                                 Over $300 Million           0.55
----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees and administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until December 1, 2006. Application of the expense waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, and additional information is included in the Statement of Additional Information.


                                                      Management of the Fund  15

INVESTMENT PERSONNEL


PORTFOLIO MANAGER


GIBSON SMITH

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser High-Yield Fund, which he has managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991 to 2001. He holds a Bachelor's degree in Economics from the University of Colorado.



ASSISTANT PORTFOLIO MANAGER



DARRELL WATTERS

--------------------------------------------------------------------------------

     is Assistant Portfolio Manager of Janus Adviser High-Yield Fund. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University.



   The Fund's Statement of Additional Information ("SAI") provides information about the investment personnel's compensation, other accounts managed by the investment personnel and the investment personnel's ownership of securities in the Fund.


 16 Janus Adviser Series

PERFORMANCE OF COMPARABLE FUND



   JANUS ADVISER HIGH-YIELD FUND


   The following chart shows the historical performance of the Janus High-Yield Composite. The accounts in the Composite are all Janus-managed accounts and have investment objectives, policies and strategies that are substantially similar to those of Janus Adviser High-Yield Fund. The Lehman Brothers High-Yield Bond Index is the benchmark for the Fund and the Composite.



   As of March 31, 2005, the Janus High-Yield Composite consisted of 2 advisory accounts, both of which are mutual fund portfolios. As of this date, the total assets of the Janus High-Yield Composite were approximately $1.5 billion. The Janus mutual fund managed by Gibson Smith is included in the Janus High-Yield Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager, as well as the former portfolio manager, and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser High-Yield Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser High-Yield Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower.



   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by shareholders of accounts in the Composite. If shareholders of accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown would have been lower.



   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal


                                                      Management of the Fund  17

   Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower.



                                          Average annual total return for periods ended 03/31/05
                                          ------------------------------------------------------
                                                         1 year    5 years    Since Inception(1)
    Janus High-Yield Composite(2)                        5.11%      5.60%           8.00%
    Lehman Brothers High-Yield Bond Index(3)             6.84%      7.13%           6.59%
                                                         ----------------------------------



   (1) The inception date of the Composite was January 1, 1996. Total returns and expenses are not annualized for the first year of operations.


   (2) Gibson Smith has managed the Composite since December 5, 2003.


   (3) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, noninvestment grade debt.


 18 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class R Shares is offered by this Prospectus. The Shares of the Fund are generally available only in connection with investments through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares or Class I Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES


   The Fund may discontinue sales of its shares to new investors if its management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option would be able to direct contributions to the Fund through their plan, regardless of whether they invested in the Fund prior to its closing. In addition, in the case of certain mergers or reorganizations, retirement plans would be able to add a closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders. Janus Capital encourages its employees, particularly members of the investment team, to own shares of the Janus funds. Accordingly, upon prior Trustee approval, members of the Janus Investment team may open new accounts in a closed Fund.


                                                           Other information  19

   PENDING LEGAL MATTERS


   In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.



   Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.



   A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.



   The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class, (ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five


 20 Janus Adviser Series
   complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.





   In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 31, 2005, the court entered an order granting a joint motion to consolidate the cases and the consolidated amended complaint filed with the motion. The consolidated amended complaint is the operative complaint in the coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act of 1940.



   A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.



   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the funds.


   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE

   Dividends are normally declared daily, Saturdays, Sundays and holidays included, and are normally distributed on the last business day of each month. Capital gains are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV



   Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should

 22 Janus Adviser Series
   consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase.

   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


   Income dividends or capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of

                                                     Distributions and taxes  23
   your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   TAXATION OF THE FUND


   Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 24 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange or redeem Shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Not all financial intermediaries offer all classes of Shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE OR REDEEM SHARES.


   With certain limited exceptions, the Fund is only available to U.S. citizens or residents.

PRICING OF FUND SHARES

   Investments in Class R Shares will be duly processed at the NAV next calculated after an order is received in good order by the Fund or its agent. Your financial intermediary may charge you a separate or additional fee for purchases of Class R Shares.


   The per share NAV is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of Fund shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open.



   In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.



   Securities held by the Fund are generally valued at market value. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural


                                                         Shareholder's guide  25
   disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of non-valued securities and restricted or non-public securities. The Fund may use a systematic fair valuation model provided by an independent third party to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.



   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.



   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares of investors seeking to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the Fund's share price, as further described in the "Excessive Trading" section. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.


   All purchases, exchanges, redemptions or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder account services performed by

 26 Janus Adviser Series
   such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES


   Purchases of Shares may be made only through institutional channels such as retirement plans, brokers and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.


   The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   Investors in defined contribution plans through third party administrators should refer to their plan document or contact their plan administrator for information

                                                         Shareholder's guide  27
   regarding account minimums. For all other account types, the minimum initial investment is $2,500.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except certain tax-deferred accounts).



   - You may generally exchange Shares of the Fund for Shares of the same class of any Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.


   - You must meet the minimum investment amount for each Fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange from Class R Shares of the Fund held for three months or less may be subject to the Fund's redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, see "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, brokers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.


   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt


 28 Janus Adviser Series
   of the redemption order, but in no event later than seven days after receipt of such order.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.


REDEMPTION FEE



   Redemptions (and exchanges) held for three months or less may be subject to the Fund's redemption fee. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term money movements in and out of the Fund.



   Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's.



   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (1) certain employer-sponsored retirement plans;
   (2) certain broker wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers' accounts.



   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.


                                                         Shareholder's guide  29

   In addition to the circumstances noted in the preceding paragraph, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.


EXCESSIVE TRADING


   EXCESSIVE TRADING POLICIES AND PROCEDURES



   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and sales of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual investors and their transactions from the Fund and its agent.



   The Fund attempts to deter excessive trading through at least the following methods:



   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and



   - redemption fees as described under "Redemption Fee" (where applicable for certain classes of certain Funds).



   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.



   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of


 30 Janus Adviser Series
   the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to Janus Adviser Money Market Fund, although Janus Adviser Money Market Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.



   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders.



   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.



   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.



   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.



   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment


                                                         Shareholder's guide  31
   policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.



   EXCESSIVE TRADING RISKS



   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.



   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.



   A Fund that invests in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in a Fund which does not invest in foreign securities, for example, when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.



   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts effectively conceal the identity of individual investors and their transactions from the Fund and its agent. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and


 32 Janus Adviser Series
   accordingly, the Fund cannot eliminate completely the possibility of excessive trading.



   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. All of the Funds' portfolio holdings will be posted within approximately two business days after month-end and will remain available until the following month's information is posted. The Funds' full portfolio holdings can be found on www.janus.com in Profiles & Performance under the Characteristics tab.



   In addition, the Fund's top portfolio holdings in order of position size and as a percentage of the total portfolio, are available quarterly, with a 15-day lag, on www.janus.com. The Fund discloses its top ten portfolio holdings. Industry, sector and regional breakdowns for the Fund are available quarterly, with a 15-day lag. The Fund's top portfolio holdings as well as the industry, sector and regional breakdowns are posted within approximately two business days after quarter-end and will remain available until the following quarter's information is posted.



   Specific portfolio level attribution analysis for all Funds shall be made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   Details of the Fund's portfolio holdings policies and procedures, which include a discussion of any exceptions, are contained in the Fund's SAI.


   AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   A complete schedule of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the


                                                         Shareholder's guide  33
   annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janus.com.


SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.



   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund that they have authorized for investment. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.


 34 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for the Fund because it did not commence operations until June 30, 2005.




                                                        Financial highlights  35

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES


   BANK LOANS include institutionally-traded floating and fixed-rate debt securities (which may be below investment grade) generally acquired as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of a portion of a floating rate loan previously attributable to a different lender.


   BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.


   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.


   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks;

 36 Janus Adviser Series
   warrants to purchase common or preferred stocks; and other securities with equity characteristics.


   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.


   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.


   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB+ or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds" and "junk bonds."



   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

                                                Glossary of investment terms  37

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.


   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.



   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.



   STANDBY COMMITMENTS are obligations purchased by a Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.


   STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the

 38 Janus Adviser Series

   U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.


   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES


   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.



   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.



   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. Government, foreign government, equity or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the


                                                Glossary of investment terms  39
   obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices and foreign currencies. A Fund may purchase or write such options individually or in combination.


   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.



   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement


 40 Janus Adviser Series
   by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


   WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.


                                                Glossary of investment terms  41

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

    BOND RATING                  EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
    AA.......................... High quality; very strong capacity to pay principal and interest.
    A........................... Strong capacity to pay principal and interest;
                                 somewhat more susceptible to the adverse effects
                                 of changing circumstances and economic
                                 conditions.
    BBB-........................ Adequate capacity to pay principal and interest;
                                 normally exhibit adequate protection parameters,
                                 but adverse economic conditions or changing
                                 circumstances more likely to lead to a weakened
                                 capacity to pay principal and interest than for
                                 higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                                 principal payments. BB - lowest degree of
                                 speculation; C - the highest degree of
                                 speculation. Quality and protective
                                 characteristics outweighed by large
                                 uncertainties or major risk exposure to adverse
                                 conditions.
    D........................... In default.

 42 Janus Adviser Series

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.

    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.


   Securities holdings by rating category are not provided for the Fund because the Fund did not commence operations until June 30, 2005.




                                            Explanation of rating categories  43
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 48
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


                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report or Semiannual Report (as they become available), free of charge by contacting your plan sponsor, broker or financial institution. The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available on www.janus.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                  www.janus.com

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885

                                 June 30, 2005



THE INFORMATION IN THE STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.




                             SUBJECT TO COMPLETION


      PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 14, 2005





                                      GROWTH & CORE
                                       Janus Adviser Orion Fund
                                       Janus Adviser Small-Mid Growth Fund
                                       Janus Adviser Contrarian Fund






                                          BOND
                                       Janus Adviser High-Yield Fund


                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS I SHARES
                                 CLASS R SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class I Shares and Class R Shares (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund.



     Shares of the Funds may generally be purchased only through institutional channels such as qualified and nonqualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.



     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated June 30, 2005, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    Classification, Investment Policies and Restrictions, and
       Investment Strategies and Risks..........................    2
    Investment Adviser..........................................   36
    Custodian, Transfer Agent and Certain Affiliations..........   45
    Portfolio Transactions and Brokerage........................   47
    Trustees and Officers.......................................   49
    Shares of the Trust.........................................   60
       Net Asset Value Determination............................   60
       Purchases................................................   61
       Distribution and Shareholder Servicing Plans.............   63
       Redemptions..............................................   65
    Income Dividends, Capital Gains Distributions and Tax
       Status...................................................   67
    Principal Shareholders......................................   68
    Miscellaneous Information...................................   69
       Shares of the Trust......................................   69
       Shareholder Meetings.....................................   69
       Voting Rights............................................   70
       Independent Registered Public Accounting Firm............   70
       Registration Statement...................................   70
    Financial Statements........................................   71
    Appendix A..................................................   72
       Explanation of Rating Categories.........................   72

CLASSIFICATION, INVESTMENT POLICIES AND

RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS ADVISER SERIES



   This Statement of Additional Information includes information about four series of the Trust. Each Fund is a series of Janus Adviser Series (the "Trust"), an open-end, management investment company.



   Orion Fund, Small-Mid Growth Fund, Contrarian Fund, and High-Yield Fund are referred to collectively in this SAI as the "Funds."


CLASSIFICATION


   The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Orion Fund and Contrarian Fund are classified as nondiversified. Small-Mid Growth Fund and High-Yield Fund are classified as diversified.


INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Each of these policies applies to all of the Funds, except policy (1), which applies only to the Funds specifically listed in that policy.


   (1) With respect to 75% of its total assets, Small-Mid Growth Fund and High-Yield Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


   Each Fund may not:


   (2) Invest 25% or more of the value of its respective total assets in any particular industry (other than U.S. Government securities).


   (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

   (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

   (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

   (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.


   (7) Borrow money except that the Funds may each borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.


   As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Fund.


   The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:



   (a) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, each Fund except High-Yield Fund may engage in "naked" short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.


   (b) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

   (c) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

   (d) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (e) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security.

   When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.



   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.


INVESTMENT STRATEGIES AND RISKS

Cash Position


   As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities.")


Illiquid Investments


   Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.

   If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.


   Each Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly-traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.


Securities Lending


   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent; however, the Funds will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, and such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities

   Unless otherwise limited by its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.


   POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

   Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.


   TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


   EMERGING MARKETS. Each Fund may invest an unlimited amount of its assets in companies from "developing countries" or "emerging markets." Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities.


Short Sales

   Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.


   Each Fund except High-Yield Fund may also engage in "naked" short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must:
   (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked-to-market daily. A Fund will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the Funds' losses are potentially unlimited in cases where the Fund is unable to close out its short position.


Zero Coupon, Step Coupon and Pay-In-Kind Securities


   Within the parameters of its specific investment policies, each Fund may invest up to 10% (without limit for High-Yield Fund) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).


   Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

   Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

   The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

   Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.


   The Funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of the funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.


Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock; or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.


   Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.


Depositary Receipts


   The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.



   Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.

U.S. Government Securities


   To the extent permitted by its investment objective and policies, each Fund, particularly High-Yield Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.


Municipal Obligations

   The Funds may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

   Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

   In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker-dealer or bank to repurchase a security held by that Fund at a specified price.

   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

   STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Repurchase and Reverse Repurchase Agreements

   In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

   A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds


   High-Yield Fund may invest without limit in bonds that are rated below investment grade (e.g., bonds rated BB+ or lower by Standard & Poor's Rating Service or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, Orion Fund intends to invest less than 35% of its net assets in such bonds, and Small-Mid Growth Fund and Contrarian Fund will, under normal circumstances, limit their investment in such bonds to less than 20% of their net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


   Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of this Statement of Additional information for a description of bond rating categories.

Defaulted Securities

   A Fund may hold defaulted securities if its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   DISPOSITION OF PORTFOLIO SECURITIES. Although these Funds generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

   OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options and Other Derivative Instruments

   FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S.

   futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.


   The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.


   Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

   The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

   If a Fund owns bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

   Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

   The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


   The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

   These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

   The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

   While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

   OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

   The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

   The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.


   The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.


   OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.


   A put option written by a Fund is "covered" if that Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.


   A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.


   The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.


   The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

   The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

   In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

   A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

   An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

   A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

   The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

   A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

   A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.


   A Fund may write straddles (combinations of put and call options on the same underlying security) which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

   EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.


   SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.


   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

   There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

   A Fund may enter into credit default swap agreements for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

   A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case that Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

   ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

   Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.


   A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund's rights as a creditor or to protect the value of securities held by that Fund.


PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES



   The non-money market Funds' full portfolio holdings are available monthly, with a 30-day lag, on www.janus.com. The money market Funds' full portfolio holdings are available monthly, with no lag, on www.janus.com. The non-money market Funds' full portfolio holdings will be posted within approximately two business days after month-end. The money market Funds' full portfolio holdings will be posted within approximately six business days after month-end. All of the Funds' portfolio holdings will remain available until the following month's information is posted. The top ten portfolio holdings for Small-Mid Growth Fund, Contrarian Fund and High-Yield Fund, and the top five portfolio holdings for Orion Fund are published quarterly, with a 15-day lag, on www.janus.com. Industry, sector and regional breakdowns are published quarterly, with a 15-day lag, on www.janus.com. On the business day following the posting of the Funds' holdings on www.janus.com, the holdings are available to third-party distributors, financial consultants and data aggregators.

   Specific portfolio level attribution analysis for the Funds is not publicly disseminated, but is made available monthly upon request via a Janus representative, with a 30-day lag, following the posting of full portfolio holdings on www.janus.com.



   For existing institutional money market clients, full institutional money market fund portfolio holdings are disseminated monthly with no lag, on the next business day following the posting of the money market portfolio holdings on www.janus.com.



   Third parties which provide services to the Funds, such as trade execution measurement systems providers, independent pricing services, proxy voting services, the Funds' insurers, computer systems service providers, the Funds' custodians, accountants/auditors and executing brokers may receive or have access to nonpublic Fund portfolio holdings information. Such parties, either by explicit agreement or by virtue of their duties, are required to maintain confidentiality. Other recipients of nonpublic portfolio holdings information include fund rating organizations (Moody's Investors Service, Inc.).



   Nonpublic portfolio holdings information may be disclosed to other third parties provided that a good faith determination is made by Janus Capital's Chief Compliance Officer or Operating Committee that the Funds have a legitimate business purpose and that disclosure is in the Funds' best interests and the recipient executes an appropriate confidentiality agreement. Examples include unique circumstances such as redemptions in kind, merger transactions and lending transactions. The Chief Compliance Officer shall request certifications from service providers as deemed necessary and shall monitor marketing and sales practices and other communications with respect to the Funds to determine compliance with the policies and procedures. The Chief Compliance Officer shall report to the Funds' Trustees regarding material compliance matters with respect to the policies and procedures. Janus Capital and certain of its personnel have access to the Funds' portfolio holdings in the course of providing advisory services. Subadvisers also receive or have access to portfolio holdings information on a more frequent basis related to funds for which they provide subadvisory services. No Fund or affiliated entity shall receive compensation or other consideration by virtue of disclosure of a Fund's portfolio holdings.

INVESTMENT ADVISER

--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC


   As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.



   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.



   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that were instrumental in the acquisition or retention of shareholders for the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship and the profitability of sales through the institutional relationship. These requirements may change from time to time. [TO BE UPDATED BY AMENDMENT] As of June 30, 2005, the broker-dealer firms with which Janus Capital or its affiliates have agreements or intend to have agreements to make payments out of their own assets related to the acquisition or retention of shareholders are Citigroup Global Markets Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Piper Jaffray & Co. and Wachovia Securities LLC. These fees may be in addition to fees paid from the Funds' assets to them or other financial intermediaries. Any additions, modifications or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.


   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors") or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers and other financial intermediaries fees for providing recordkeeping, subaccounting and other shareholder or administrative services in connection with investment in the Funds. These fees may be in addition to fees paid from the Funds' assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments.


   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials or business building programs for such intermediaries to raise awareness of the Funds.



   The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.



   The Funds pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and calculated at the annual rate as shown below for each Fund. The following table reflects the Funds' management fee rates.



                                  Average Daily Net     Management
Fund Name                           Assets of Fund       Fees (%)
------------------------------------------------------------------
GROWTH & CORE
  Orion Fund                      All Asset Levels         0.64
  Small-Mid Growth Fund           All Asset Levels         0.64
  Contrarian Fund                 All Asset Levels         0.64
BOND
  High-Yield Fund                 First $300 Million       0.65
                                  Over $300 Million        0.55



   Janus Capital has agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution and shareholder servicing fees (12b-1), as well as the administrative services fee applicable to Class I Shares and Class R Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed the annual rates shown below. For information about how these expense limits affect the total expenses of each class of the Funds, see the table in the Fees and Expenses section of each prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue
   such waivers until at least [          ]. [TO BE UPDATED BY AMENDMENT]



                                  Expense Limit
Fund Name                         Percentage (%)
------------------------------------------------
GROWTH & CORE
  Orion Fund
  Small-Mid Growth Fund
  Contrarian Fund
BOND
  High-Yield Fund



   [TO BE UPDATED BY AMENDMENT]



   Each Fund's Advisory Agreement is dated [          ] and will continue in
   effect until [          ], and thereafter from year to year so long as such
   continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.




APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


   The Funds' Advisory Agreements were unanimously approved by the vote of the Independent Trustees cast in person at a meeting held March 22, 2005. In approving the Funds' Advisory Agreements, the Independent Trustees requested and considered a wide range of information provided by Janus Capital and certain of its affiliates. The Independent Trustees were advised by independent legal counsel.


   Among other things, the Trustees considered information about:

   - the investment objective and strategy of each Fund;

   - Janus Capital, its current personnel (including particularly those personnel with responsibilities for providing investment, portfolio trading and administrative services to the Funds), and its resources and investment process;

   - the terms of each Advisory Agreement;

   - the scope and quality of the services that Janus Capital provides to the Funds;


   - the historical investment performance of the comparable Janus retail fund and of comparable funds managed by other advisers over various periods, and the efforts by Janus Capital to improve such Funds' performance;


   - the structure and rate of advisory fees payable to Janus Capital by the Funds and by other funds and client accounts managed by Janus Capital, the structure and rate of advisory fees payable to other advisers by comparable funds, and possible alternative fee structures;

   - the total expense ratio of comparable funds managed by other advisers;

   - compensation payable by the Funds to affiliates of Janus Capital for other services;

   - the methodology used by Janus Capital in determining the compensation payable to portfolio managers and the competition for investment management talent;

   - Janus Capital's agreement to discontinue the use of the Funds' portfolio brokerage transactions to obtain research through brokers from third parties;


   - changes in the level of assets managed by Janus Capital;


   - the competitive market for mutual funds in different distribution channels;

   - the response of Janus Capital to various legal and regulatory proceedings; and


   - the profitability to Janus Capital and its affiliates of their relationships with the Funds.



   The Independent Trustees met privately with each of the senior officers of Janus Capital and with the portfolio managers for each Fund, head of trading and Chief Compliance Officer. They also engaged an independent consultant to analyze alternative compensation methodologies.


   Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved each Advisory Agreement after concluding that the compensation for those services is reasonable and that approval of the Advisory Agreement is consistent with the best interest of the Funds and their shareholders.




ADDITIONAL INFORMATION ABOUT JANUS CAPITAL


   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus

   Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.


   With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, the Funds will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket, then all participating clients whose assets are managed by the portfolio manager will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.


   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.


   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.


   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.



   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.



   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors and the Funds, and certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.


PROXY VOTING POLICIES AND PROCEDURES


   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. Copies of Janus Capital's complete policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.


   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on all major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.


   The role of the Proxy Voting Committee is to work with Janus Capital portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research) to vote the proxy.

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

   AUDITOR ISSUES

   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.


   EXECUTIVE COMPENSATION ISSUES

   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES

   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case-by-case basis.


   SHAREHOLDER PROPOSALS

   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.



   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares of each Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in Class I Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services.


   Since the Funds did not commence operations until June 30, 2005, no administrative services fees for Class R Shares and Class I Shares were paid to Janus Services for the fiscal year ended July 31, 2005.


   Janus Services is not compensated for its services related to Class A Shares and Class C Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.


   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Fund except High-Yield Fund and $3.98 per shareholder account for High-Yield Fund for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use the DST sharelot system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST at an annual rate of $0.40 per account. This fee is only charged to those Funds with redemption fees or contingent deferred sales charges. [TO BE UPDATED BY AMENDMENT]



   Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at net asset value per share of the relevant Class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


   Janus Capital places all portfolio transactions of the Funds. Janus Capital has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net price under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.



   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; and other research products and services that assist Janus Capital in carrying out their responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital, may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.



   No brokerage commissions are being shown since the Funds did not commence operations until June 30, 2005.





   Janus Capital does not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income or other clients that normally do not pay brokerage commissions.



   Janus Capital may also use step-out transactions in order to receive research products and services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Janus Capital's receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step-out transactions and new issue designations when they believe that doing so would help achieve best execution.





   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.



   Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. Certain Trustees are also currently Trustees of a fourth registered investment company advised by Janus Capital called Janus Adviser. As of the date of this Statement of Additional Information, collectively, the four registered investment companies consist of 67 series or funds.




   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund, Janus Aspen Series and Janus Adviser.


   [TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
NAME, AGE AS OF                                                                         IN FUND COMPLEX  OTHER
DECEMBER 31, 2004     POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
AND ADDRESS           WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Private Investor.               61               Director, Red
 151 Detroit Street                                                                                      Robin Gourmet
 Denver, CO 80206     Trustee          4/00-Present                                                      Burgers, Inc.
 Age 61
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    59               Trustee and
 151 Detroit Street                                     Chief Operating Officer of The                   Vice President,
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Asian Cultural
 Age 47                                                 private family foundation).                      Council.
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   59               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History.                                 Director,
 Denver, CO 80206                                                                                        Divergence
 Age 66                                                                                                  Inc.; Director
                                                                                                         of A.M. Castle
                                                                                                         & Co., and W.W.
                                                                                                         Grainger, Inc.;
                                                                                                         Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Professor Emeritus of           61               Co-founder and
 151 Detroit Street                                     Business, University of                          Managing
 Denver, CO 80206                                       Colorado (since 2004).                           Director,
 Age 61                                                 Formerly, Professor of                           Roaring Fork
                                                        Business, University of                          Capital
                                                        Colorado, Colorado Springs, CO                   Partners
                                                        (2002-2004); and Distinguished                   (private equity
                                                        Visiting Professor of Business                   firm);
                                                        (2001-2002), Thunderbird                         Director, Red
                                                        (American Graduate School of                     Robin Gourmet
                                                        International Management),                       Burgers, Inc.
                                                        Phoenix, AZ.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2004    POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    59               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 60                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Consultant.                     59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 66
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          4/00-Present     Formerly, President             61               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994- 2002)
 Age 67                                                 of Janus Capital or Janus
                                                        Capital Corporation; President
                                                        and Director (1994-2002) of
                                                        The Janus Foundation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation; and
                                                        Director (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

-----------------------------------------------------------------------------------------------------
                                              OFFICERS
-----------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2004     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST
 AND ADDRESS           FUNDS                   TIME SERVED    FIVE YEARS
-----------------------------------------------------------------------------------------------------
 David C Decker        Executive Vice          3/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 Age 38                Janus Adviser
                       Contrarian Fund
-----------------------------------------------------------------------------------------------------
 Ron Sachs             Executive Vice          3/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst (1996-2000)
 Age 37                Janus Adviser Orion                    for Janus Capital Corporation.
                       Fund and Janus Adviser
                       Small-Mid Growth Fund
-----------------------------------------------------------------------------------------------------
 Gibson Smith          Executive Vice          3/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst (2001-2003)
 Age 36                Janus Adviser                          for Janus Capital Corporation and
                       High-Yield Fund                        worked in the fixed-income division
                                                              (1991-2001) for Morgan Stanley.
-----------------------------------------------------------------------------------------------------
 Bonnie M. Howe        Vice President          4/00-Present   Vice President and Assistant General
 151 Detroit Street                                           Counsel to Janus Capital, Janus
 Denver, CO 80206                                             Distributors LLC and Janus Services
 Age 39                                                       LLC. Formerly, Assistant Vice President
                                                              (1998-2000) for Janus Service
                                                              Corporation.
-----------------------------------------------------------------------------------------------------



* Officers are elected annually by the Trustees for a one-year term.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2004     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS           FUNDS                   TIME SERVED    YEARS
---------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   Vice President and      4/00-Present   Senior Vice President and General Counsel
 151 Detroit Street    Secretary                              of Janus Capital and Janus Services LLC;
 Denver, CO 80206                              4/04-Present   Vice President and Assistant General
 Age 39                General Counsel                        Counsel of Janus Distributors LLC.
                                                              Formerly, Vice President (2000-2004) and
                                                              Assistant General Counsel (2002-2004) of
                                                              Janus Services LLC; Vice President and
                                                              Assistant General Counsel (1999-2004) of
                                                              Janus Capital; and Assistant Vice President
                                                              (1998-2000) of Janus Service Corporation.
---------------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Senior Vice President and Chief Compliance
 151 Detroit Street    Chief Compliance                       Officer of Janus Capital, Janus
 Denver, CO 80206      Officer                                Distributors LLC and Janus Services LLC;
 Age 47                                                       Chief Compliance Officer of Bay Isle
                                                              Financial LLC and Enhanced Investment
                                                              Technologies, LLC. Formerly, Vice President
                                                              of Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and Janus
                                                              Services LLC (2004-2005); Assistant Vice
                                                              President of Janus Services LLC
                                                              (2000-2004); and Senior Vice President and
                                                              Director (1985-2000) of Mutual Fund
                                                              Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------------
 Girard C. Miller      President and Chief     11/03-Present  Executive Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital Group
 Denver, CO 80206                                             Inc. and Janus Capital; President of Janus
 Age 53                                                       Distributors LLC and Janus Capital
                                                              International LLC; Executive Vice President
                                                              of Janus Services LLC; President and
                                                              Director of Janus Management Holdings
                                                              Corporation; Chief Operating Officer and
                                                              President of Capital Group Partners, Inc.;
                                                              and Director of Janus World Funds.
                                                              Formerly, Director of Capital Group
                                                              Partners, Inc. (2003-2004); President and
                                                              Chief Executive Officer of ICMA Retirement
                                                              Corporation (1993-2003).
---------------------------------------------------------------------------------------------------------
 Jesper Nergaard       Vice President,         2/05-Present   Vice President of Janus Capital. Formerly,
 151 Detroit Street    Treasurer and                          Director of Financial Reporting for
 Denver, CO 80206      Principal Accounting    3/05-Present   OppenheimerFunds, Inc. (2004-2005); Site
 Age 42                Officer                                Manager and First Vice President of Mellon
                                                              Global Securities Services (2003); and
                       Chief Financial                        Director of Fund Accounting, Project
                       Officer                                Development and Training of INVESCO Funds
                                                              Group (1994-2003).
---------------------------------------------------------------------------------------------------------


* Officers are elected annually by the Trustees for a one-year term.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          John W. McCarter, Jr. (Chairman)
 COMMITTEE    reporting process, the system  Dennis B. Mullen
              of internal controls over      William D. Stewart
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment, compensation
              and oversight of the auditors
              and pre-approval of all audit
              and nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes              James T. Rothe (Chairman)
 COMMITTEE    recommendations regarding      William F. McCalpin
              matters related to the         Dennis B. Mullen
              Trusts' use of brokerage
              commissions and placement of
              portfolio transactions.
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trusts, reviews            Martin H. Waldinger
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trusts'
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus Money Market Funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      Dennis B. Mullen (Chairman)
 AND          individuals for election as    John W. McCarter, Jr.
 GOVERNANCE   Trustee, consults with         William D. Stewart
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures the
              compliance with, the Trusts'
              Governance Procedures and
              Guidelines adopted by the
              Trustees.
---------------------------------------------------------------------------------------------
 PRICING      Determines the fair value of   William D. Stewart (Chairman)
 COMMITTEE    restricted and other           James T. Rothe
              securities for which market    Martin H. Waldinger
              quotations are not readily
              available, or that are deemed
              not to be reliable, pursuant
              to procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------



   The table below gives the dollar range of shares of all funds advised by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2004. Since the Funds described in this SAI did not commence operations until June 30, 2005, none of the Trustees owned Shares of the Funds as of December 31, 2004. [TO BE UPDATED BY AMENDMENT]




----------------------------------------------------------------------------------------
                                                AGGREGATE DOLLAR RANGE OF EQUITY
                          DOLLAR RANGE OF       SECURITIES IN ALL REGISTERED INVESTMENT
                          EQUITY SECURITIES IN  COMPANIES OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE          THE FUNDS             FUNDS
----------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------
 Dennis B. Mullen
----------------------------------------------------------------------------------------
 William F. McCalpin
----------------------------------------------------------------------------------------
 John W. McCarter, Jr.
----------------------------------------------------------------------------------------
 James T. Rothe
----------------------------------------------------------------------------------------
 William D. Stewart
----------------------------------------------------------------------------------------
 Martin H. Waldinger
----------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
----------------------------------------------------------------------------------------
 Thomas H. Bailey
----------------------------------------------------------------------------------------

   The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives pension or retirement benefits from the Funds or the Janus Funds. [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2005(1)         December 31, 2004(2)(3)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee                    $   3                      $409,074
  William F. McCalpin, Trustee                              $   2                      $238,500
  John W. McCarter, Jr., Trustee                            $   2                      $234,000
  James T. Rothe, Trustee                                   $   2                      $293,000
  William D. Stewart, Trustee                               $   2                      $243,000
  Martin H. Waldinger, Trustee                              $   2                      $238,500
INTERESTED TRUSTEE
  Thomas H. Bailey, Trustee(4)                              $  --                      $    --



(1) Since the Funds did not commenced operations until June 30, 2005 the aggregate compensation from the Funds is estimated for the period ended July 31, 2005 and for the Funds' first full year August 1, 2005 through July 31, 2006 as follows: Dennis B. Mullen $38; William F. McCalpin $31; John W. McCarter, Jr. $31; James T. Rothe $31; William D. Stewart $31; and Martin H. Waldinger $31.


(2) As of December 31, 2004, Janus Funds consisted of four registered investment companies comprised of a total of 61 funds.


(3) In April 2003, the Trustees established an Advisory Board to provide the Trustees with advice regarding certain Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, received assets from the Berger funds. The Advisory Board was designated by a majority vote of the Trustees and served a two-year term, which ended effective March 2005. Total compensation paid to the Advisory Board from the Janus Funds for the calendar year ended December 31, 2004 was: Katherine A.
    Cattanach $        ; Harry T. Lewis, Jr. $        ; Michael Owen $        ;
    and Albert C. Yates $        .


(4) Mr. Bailey is being treated as an interested person of the Funds and Janus Capital and is compensated by Janus Capital.

JANUS INVESTMENT PERSONNEL



   [TO BE UPDATED BY AMENDMENT]



   OTHER ACCOUNTS MANAGED



   The following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2004. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is specifically broken out.



                                                         Registered Investment      Other Pooled
                                                               Companies         Investment Vehicles   Other Accounts
---------------------------------------------------------------------------------------------------------------------
Orion Fund
 Ron Sachs             Number of Other Accounts Managed
                       Assets in Other Accounts Managed
Small-Mid
 Growth Fund
 Ron Sachs             Number of Other Accounts Managed
                       Assets in Other Accounts Managed
Contrarian Fund
 David Decker          Number of Other Accounts Managed
                       Assets in Other Accounts Managed
High-Yield Fund
 Gibson Smith          Number of Other Accounts Managed
                       Assets in Other Accounts Managed



   MATERIAL CONFLICTS



   As shown in the table above, certain Funds' portfolio managers may manage other accounts with investment strategies similar to the Funds, including other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. These procedures are described in further detail under "Additional Information About Janus Capital."



   COMPENSATION



   The following describes the structure and method of calculating a portfolio managers' compensation as of January 1, 2005.



   A portfolio manager is compensated for managing the Fund and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.



   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.



   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. ("JCGI") restricted stock, stock options and a cash deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.



   A portfolio manager's individual performance compensation is determined by applying a multiplier against the portfolio manager's fixed compensation. The multiplier is tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three-year results. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.



   Equity and fixed-income portfolio managers are also eligible to participate in team performance compensation pools. Equity portfolio managers participate in a designated equity team compensation pool and fixed-income portfolio managers participate in a designated fixed-income team compensation pool. The compensation pools are each derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Compensation from each pool is then allocated among the eligible respective participants in each pool at the discretion of Janus Capital. No team performance compensation is paid to any portfolio manager if the aggregate asset-weighted team performance for the one-year period for their respective pool does not meet or exceed a certain rank in the relevant Lipper peer group.





   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with the JCGI's Executive Income Deferral Program.



   Each Fund's Lipper peer group for compensation purposes is shown in the following table:



                 Fund                               Lipper Peer Group
--------------------------------------------------------------------------------
GROWTH & CORE
  Orion Fund
  Small-Mid Growth Fund
  Contrarian Fund
BOND
  High-Yield Fund



   OWNERSHIP OF SECURITIES



   Since the Funds described in this SAI did not commence operations until June 30, 2005, none of the portfolio managers owned Shares of the Funds as of December 31, 2004. The portfolio managers may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolios which they manage.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION


   As stated in the Funds' Prospectuses, the net asset value ("NAV") of Shares of each class of each Fund is determined once each day on which the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV of Shares of each class of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, attributable to the Fund, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the NYSE.

   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.


PURCHASES


   Shares of the Funds can generally be purchased only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. Not all financial intermediaries offer all classes. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary or plan documents will provide you with detailed information about investing in the different Funds.


   CLASS A SHARES

   The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the net asset value. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.



                                          Sales Charge as a   Sales Charge as a   Amount of Sales Charge Reallowed
                                            Percentage of     Percentage of Net   to Financial Intermediaries as a
                                           Offering Price*     Amount Invested      Percentage of Offering Price
   Amount of Purchase at Offering Price   -----------------   -----------------   --------------------------------
  EQUITY FUNDS
   Under $50,000                               5.75%               6.10%                       5.00%
   $50,000 but under $100,000                  4.50%               4.71%                       3.75%
   $100,000 but under $250,000                 3.50%               3.63%                       2.75%
   $250,000 but under $500,000                 2.50%               2.56%                       2.00%
   $500,000 but under $1,000,000               2.00%               2.04%                       1.60%
   $1,000,000 and above                         None**              None                        None
  BOND FUND
   Under $50,000                               4.75%               4.99%                       4.25%
   $50,000 but under $100,000                  4.50%               4.71%                       4.00%
   $100,000 but under $250,000                 3.50%               3.63%                       3.00%
   $250,000 but under $500,000                 2.50%               2.56%                       2.25%
   $500,000 but under $1,000,000               2.00%               2.04%                       1.75%
   $1,000,000 and above                         None**              None                        None


 * Offering Price includes the initial sales charge.
** A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

   CLASS C SHARES, CLASS I SHARES AND CLASS R SHARES
   Class C Shares, Class I Shares and Class R Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.


   Janus Distributors also receives amounts pursuant to Class A Share and Class C Share 12b-1 plans and from proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares, as is detailed the "Distribution and Shareholder Servicing Plans" section of this SAI.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   CLASS A SHARES, CLASS I SHARES AND CLASS R SHARES

   As described in the Prospectuses, Class A Shares, Class I Shares and Class R Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan", "Class I Plan" and "Class R Plan", respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class I Shares and at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund for activities that are primarily intended to result in sales of Class A Shares, Class I Shares or Class R Shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plans are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by the intermediaries' customers. On April 3, 2000, Trustees unanimously approved the distribution plan with respect to the initial class of shares. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as I Shares. On July 14, 2004, the Trustees unanimously approved the Class A Plan and Class R Plan.

   CLASS C SHARES

   As described in the Prospectus, Class C Shares has adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in sales of Class C Shares of a Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.


   The Plans and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that class of that Fund or by vote of a majority of the 12b-1 Trustees.


   Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

   Janus Distributors did not receive any 12b-1 fees from Class A Shares, Class C Shares, Class I Shares, and Class R Shares of the Funds because they did not commence operations until June 30, 2005.





   Janus Distributors receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares. Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares for the fiscal year ended July 31, 2004 because the Funds were not available until June 30, 2005.


REDEMPTIONS


   Redemptions, like purchases, may only be effected through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.



   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.



   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or
   (3) an
   emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

   CLASS A SHARES
   A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

   CLASS C SHARES
   A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.




   CLASS I SHARES AND CLASS R SHARES


   A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class I Shares and Class R Shares of High-Yield Fund redeemed within three months of purchase, unless waived, as discussed in the Prospectuses.


   PROCESSING OR SERVICE FEES
   Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS
AND TAX STATUS
--------------------------------------------------------------------------------


   It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Code, are normally declared and payable to shareholders in December. Orion Fund, Small-Mid Growth Fund and Contrarian Fund declare and make annual distributions of income (if any); and High-Yield Fund declares dividends daily and makes monthly distributions of income. If a month begins on a Saturday, Sunday or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month.



   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.


   All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

   Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

   Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   As of June 30, 2005, all of the outstanding shares of the Funds were owned by Janus Capital, which provided seed capital for the Funds.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust (now called a Delaware statutory trust) on March 24, 2000. As of the date of this SAI, the Trust offers nineteen series of shares, known as "Funds," eighteen of which consist of four classes of shares and one of which consists of three classes of shares. Additional series and/or classes may be created from time to time. Class I Shares formerly had no class designation.




   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.


   The Funds discussed in this SAI each offer four classes of shares. The Shares discussed in this SAI are generally offered only through retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.


SHAREHOLDER MEETINGS


   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or that Fund's or class' interest in the matter differs from the interest of other Funds of the Trust. A shareholder is entitled to one vote for each Share owned.


   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

   The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws or the Trustees.

   As mentioned above in "Shareholder Meetings," each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   No financial statements are available for Orion Fund, Small-Mid Growth Fund, Contrarian Fund and High-Yield Fund because the Funds did not commence operations until June 30, 2005.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES


   The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.


STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.
    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.
    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Split rated securities (securities that receive different ratings from two or more ratings agencies) are considered to be in the lower rated category.

                      This page intentionally left blank.

                             (JANUS LOGO)
                                 www.janus.com

                               151 Detroit Street
                          Denver, Colorado 80206-4805
                                 1-800-525-0020

                              JANUS ADVISER SERIES

                           PART C - OTHER INFORMATION

ITEM  23. Exhibits

          Exhibit 1     (a)   Trust Instrument dated March 22, 2000, is
                              incorporated by reference to Registrant's
                              Registration Statement (File No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                        (b) Form of Amendment to Trust Instrument is incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (c) Form of Second Amendment to Trust Instrument dated September 30, 2001 is incorporated by reference to
                              Exhibit 1(c) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

                        (d) Third Amendment to Trust Instrument dated June 18, 2002, is incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (e) Fourth Amendment to Trust Instrument, dated September 18, 2002, is incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 6, filed September 26, 2002 (File No. 333-33978).

                        (f) Fifth Amendment to Trust Instrument, dated October 14, 2002, is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                        (g) Sixth Amendment to Trust Instrument, dated December 10, 2002, is incorporated by reference to
                              Exhibit 1(g) to Post- Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (h) Seventh Amendment to Trust Instrument, dated March 18, 2003 filed as Exhibit 1(h) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No.333-33978), has been withdrawn.

                        (i) Amended and Restated Trust Instrument, dated March 18, 2003, is incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 12, filed April 3, 2003 (File No. 333-33978).

                        (j) First Amendment to Amended and Restated Trust Instrument, dated June 2, 2003 filed as Exhibit 1(j) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978), has been withdrawn.

                        (k) First Amendment to Amended and Restated Trust Instrument, dated June 2, 2003, is incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (l) Form of Second Amendment to Amended and Restated Trust Instrument, dated September 16, 2003, is incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (m) Third Amendment to Amended and Restated Trust Instrument, dated July 14, 2004 is incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (n) Fourth Amendment to Amended and Restated Trust Instrument, dated February 9, 2005 is filed herein as Exhibit 1(n).

                        (o) Fifth Amendment to Amended and Restated Trust Instrument, dated March 22, 2005 is filed herein as Exhibit 1(o).

          Exhibit 2     (a)   Bylaws are incorporated herein by reference to
                              Registrant's Registration Statement (File No.
                              333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (b) First Amendment to Bylaws, dated September 18, 2002, is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 6, filed September 26, 2002 (File No. 333-33978).

                        (c) Second Amendment to Bylaws dated March 16, 2004 is filed herein as Exhibit 2(c).

                        (d) Third Amendment to Bylaws dated December 2, 2004 is filed herein as Exhibit 2(d).

                        (e) Fourth Amendment to Bylaws dated March 22, 2005 is filed herein as Exhibit 2(e).

          Exhibit 3           Not Applicable

          Exhibit 4     (a)   Form of Investment Advisory Agreement for Growth
                              Fund is incorporated by reference to Registrant's
                              Registration Statement (File No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                        (b) Form of Investment Advisory Agreement for Aggressive Growth Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (c) Form of Investment Advisory Agreement for Capital Appreciation Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (d) Form of Investment Advisory Agreement for Balanced Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (e) Form of Investment Advisory Agreement for Equity Income Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (f) Form of Investment Advisory Agreement for Growth and Income Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (g) Form of Investment Advisory Agreement for Strategic Value Fund filed in Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000, has been withdrawn.

                        (h) Form of Investment Advisory Agreement for International Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (i) Form of Investment Advisory Agreement for Worldwide Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (j) Form of Investment Advisory Agreement for Flexible Income Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (k) Form of Investment Advisory Agreement for Money Market Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (l) Form of Investment Advisory Agreement for Global Value Fund is incorporated by reference to Exhibit 4(l) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (m) Form of First Amendment to Investment Advisory Agreement for Core Equity Fund dated September 30, 2001 is incorporated by reference to Exhibit 4(m) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

                        (n) Form of Investment Advisory Agreement for Aggressive Growth Fund, Balanced Fund, Capital Appreciation Fund, Core Equity Fund, Flexible Income Fund, Global Value Fund, Growth and Income Fund, Growth Fund, International Fund, Money Market Fund, Strategic Value Fund and Worldwide Fund is incorporated by reference to Exhibit 4(n) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (o) Form of Transfer and Assumption Agreement between Janus Capital Corporation and Janus Capital Management LLC, dated April 1, 2002, is incorporated by reference to Exhibit 4(o) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (p) Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(p) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (q) Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(q) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (r) Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(r) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (s) Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(s) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (t) Investment Advisory Agreement for Janus Adviser Mid Cap Value Fund is incorporated by reference to
                              Exhibit 4(t) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (u) Sub-Advisory Agreement for Janus Adviser Mid Cap Value Fund is incorporated by reference to Exhibit 4(u) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

                        (v) Form of Investment Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(v) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (w) Form of Sub-Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(w) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (x) Form of Investment Advisory Agreement for Janus Adviser High-Yield Fund filed as Exhibit 4(x) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No. 333-33978), has been withdrawn.

                        (y) Form of Sub-Advisory Agreement for Perkins, Wolf, McDonnell and Company, LLC for Janus Adviser Mid Cap Value Fund (post-acquisition version) is incorporated by reference to Exhibit 4(y) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (z) Amendment to Investment Advisory Agreement for Janus Adviser Aggressive Growth Fund dated June 2, 2003 is incorporated by reference to Exhibit 4(z) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (aa) Form of Amendment to Investment Advisory Agreement for Janus Adviser International Fund dated June 2, 2003 is incorporated by reference to Exhibit 4(aa) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (bb) Form of Amendment to Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(bb) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (cc) Form of Amendment to Investment Advisory Agreement for Janus Adviser International Value Fund is incorporated by reference to Exhibit 4(cc) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (dd) Form of Amendment to Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(dd) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (ee) Form of Amendment to Investment Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(ee) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (ff) Form of Amendment to Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(ff) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (gg) Form of Amendment to Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(gg) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (hh) Form of Amendment to Sub-Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(hh) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (ii) Investment Advisory Agreement for Janus Adviser Growth Fund dated July 1, 2004, is incorporated by reference to Exhibit 4(ii) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (jj) Investment Advisory Agreement for Janus Adviser Capital Appreciation Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(jj) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (kk) Investment Advisory Agreement for Janus Adviser Mid Cap Growth Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(kk) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (ll) Investment Advisory Agreement for Janus Adviser Growth and Income Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(ll) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (mm) Investment Advisory Agreement for Janus Adviser Core Equity Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(mm) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (nn) Investment Advisory Agreement for Janus Adviser Balanced Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(nn) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (oo) Investment Advisory Agreement for Janus Adviser Worldwide Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(oo) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (pp) Investment Advisory Agreement for Janus Adviser International Growth Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(pp) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (qq) Investment Advisory Agreement for Janus Adviser Foreign Stock Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(qq) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (rr) Investment Advisory Agreement for Janus Adviser Mid Cap Value Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(rr) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (ss) Investment Advisory Agreement for Janus Adviser Small Company Value Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(ss) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (tt) Investment Advisory Agreement for Janus Adviser Risk-Managed Growth Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(tt) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (uu) Investment Advisory Agreement for Janus Adviser Risk-Managed Core Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(uu) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (vv) Investment Advisory Agreement for Janus Adviser Flexible Income Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(vv) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (ww) Sub-Advisory Agreement for Janus Adviser Mid Cap Value Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(ww) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (xx) Sub-Advisory Agreement for Janus Adviser Small Company Value Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(xx) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (yy) Sub-Advisory Agreement for Janus Adviser Risk-Managed Growth Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(yy) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (zz) Sub-Advisory Agreement for Janus Adviser Risk-Managed Core Fund dated July 1, 2004 is incorporated by reference to Exhibit 4(zz) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (aaa) Amendment to Investment Advisory Agreement for
                              Janus Adviser Growth Fund dated February 28, 2005 is filed herein as Exhibit 4(aaa).

                        (bbb) Amendment to Investment Advisory Agreement for
                              Janus Adviser Capital Appreciation Fund dated February 28, 2005 is filed herein as Exhibit 4(bbb).

                        (ccc) Amendment to Investment Advisory Agreement for
                              Janus Adviser Flexible Income Fund dated February 28, 2005 is filed herein as Exhibit 4(ccc).

                        (ddd) Investment Advisory Agreement for Janus Adviser
                              Orion Fund dated March 22, 2005 is filed herein as
                              Exhibit 4(ddd).

                        (eee) Investment Advisory Agreement for Janus Adviser
                              Small-Mid Growth Fund dated March 22, 2005 is filed herein as Exhibit 4(eee).

                        (fff) Investment Advisory Agreement for Janus Adviser
                              Contrarian Fund dated March 22, 2005 is filed herein as Exhibit 4(fff).

                        (ggg) Investment Advisory Agreement for Janus Adviser
                              High-Yield Fund dated March 22, 2005 is filed herein as Exhibit 4(ggg).

          Exhibit 5     (a)   Form of Distribution Agreement between Janus
                              Adviser Series and Janus Distributors, Inc. is incorporated by reference to Registrant's
                              Registration Statement (File No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                        (b) Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (c) Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC is incorporated by reference to
                              Exhibit 5(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (d) Form of Amended and Restated Distribution and Shareholder Servicing Plan between Janus Adviser Series and Janus Distributors LLC filed as Exhibit 5(d) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978), has been withdrawn.

                        (e) Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC dated July 14, 2004 is incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

          Exhibit 6           Not Applicable

          Exhibit 7     (a)   Form of Custodian Agreement between Janus Adviser
                              Series and State Street Bank and Trust Company is incorporated by reference to Exhibit 7(a) to Pre-Effective Amendment No. 1, filed on June 12,
                              2000 (File No. 333-33978).

                        (b) Form of Global Custody Services Agreement between Janus Adviser Series, on behalf of Janus Adviser Money Market Fund and Citibank, N.A is incorporated by reference to Exhibit 7(b) to Pre-Effective Amendment No. 1, filed on June 12, 2000 (File No. 333-33978).

                        (c) Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(c) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (d) Form of Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A. dated December 5, 2000 is incorporated by reference to Exhibit 7(d) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (e) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(e) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (f) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(f) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                        (g) Form of Letter Agreement with State Street Bank and Trust is incorporated by reference to Exhibit 7(g) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (h) Form of Letter Agreement with State Street Bank and Trust Company dated September 30, 2001 is incorporated by reference to Exhibit 7(h) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

                        (i) Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust is incorporated by reference to Exhibit 7(i) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (j) Form of Letter Agreement with State Street Bank and Trust Company dated December 31, 2002 is incorporated by reference to Exhibit 7(j) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                        (k) Form of Letter Agreement with State Street Bank and Trust Company dated December 31, 2002, is incorporated by reference to Exhibit 7(k) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                        (l) Form of Letter Agreement with State Street Bank and Trust Company dated March 21, 2003 is incorporated by reference to Exhibit 7(l) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (m) Form of Letter Agreement with State Street Bank and Trust Company dated June 2, 2003 filed as
                              Exhibit 7(m) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No. 333-3978), has been withdrawn.

                        (n) Form of Letter Agreement with regard to Janus Adviser Mid Cap Growth Fund, with State Street Bank and Trust Company, dated June 2, 2003, is incorporated by reference to Exhibit 7(n) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (o) Form of Letter Agreement with regard to Janus Adviser International Growth Fund, with State Street Bank and Trust Company, dated June 2, 2003, is incorporated by reference to Exhibit 7(o) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

                        (p) Form of Letter Agreement with regard to Janus Adviser Risk-Managed Growth Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(p) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (q) Form of Letter Agreement with regard to Janus Adviser Foreign Stock Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(q) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (r) Form of Letter Agreement with regard to Janus Adviser Risk-Managed Core Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(r) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (s) Form of Letter Agreement with regard to Janus Adviser Small Company Value Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(s) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (t) Amendment to Custodian Contract dated January 21, 2005, between Janus Adviser Series, on behalf of its Portfolios, and State Street Bank and Trust Company is filed herein as Exhibit 7(t).

                        (u) Letter Agreement with regard to Janus Adviser Growth Fund, with State Street Bank and Trust Company, dated February 22, 2005, is filed herein as Exhibit 7(u).

                        (v) Letter Agreement with regard to Janus Adviser Capital Appreciation Fund, with State Street Bank and Trust Company, dated February 22, 2005, is filed herein as Exhibit 7(v).

                        (w) Letter Agreement with regard to Janus Adviser Flexible Income Fund, with State Street Bank and Trust Company, dated February 22, 2005, is filed herein as Exhibit 7(w).

                        (x) Form of Letter Agreement regarding State Street Bank and Trust Company Custodian Contract is filed herein as Exhibit 7(x).

          Exhibit 8     (a)   Form of Transfer Agency Agreement with Janus
                              Service Corporation is incorporated by reference to Registrant's Registration Statement (File No.
                              333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (b) Form of Administrative Services Agreement with Janus Service Corporation is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                        (c) Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (d) Amended and Restated Transfer Agency Agreement with Janus Services LLC is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (e) Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Berger Investment Portfolio Trust is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (f) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Capital Appreciation Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (g) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth Fund dated July 31, 2003 is incorporated by reference to
                              Exhibit 8(g) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (h) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth and Income Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(h) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (i) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Growth Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(i) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (j) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Growth Fund dated November 28, 2003 is incorporated by reference to Exhibit 8(j) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (k) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser International Growth Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (l) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser International Value Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(l) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (m) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Worldwide Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(m) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (n) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Balanced Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(n) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (o) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Core Equity Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(o) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (p) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Core Fund dated November 28, 2003 is incorporated by reference to Exhibit 8(p) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (q) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Value Fund dated November 28, 2003 is incorporated by reference to Exhibit 8(q) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (r) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Small Cap Value Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(r) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (s) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Flexible Income Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(s) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (t) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Money Market Fund dated July 31, 2003 is incorporated by reference to Exhibit 8(t) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

                        (u) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth Fund dated July 14, 2004 is incorporated by reference to
                              Exhibit 8(u) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (v) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Capital Appreciation Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(v) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (w) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Growth Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(w) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (x) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth and Income Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(x) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (y) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Core Equity Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(y) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (z) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Balanced Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(z) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (aa) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Worldwide Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(aa) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (bb) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser International Growth Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(bb) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (cc) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Foreign Stock Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(cc) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (dd) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Value Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(dd) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (ee) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Small Company Value Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(ee) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (ff) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Growth Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(ff) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (gg) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Core Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(gg) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (hh) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Flexible Income Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(hh) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (ii) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Money Market Fund dated July 14, 2004 is incorporated by reference to Exhibit 8(ii) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (jj) Amended and Restated Transfer Agency Agreement with Janus Services LLC dated July 14, 2004 is incorporated by reference to Exhibit 8(jj) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (kk) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Series dated March 22, 2005 regarding Janus Adviser Orion Fund, is filed herein as Exhibit 8(kk).

                        (ll) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Series dated March 22, 2005 regarding Janus Adviser Small-Mid Growth Fund, is filed herein as Exhibit 8(ll).

                        (mm) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Series dated March 22, 2005 regarding Janus Adviser Contrarian Fund, is filed herein as Exhibit 8(mm).

                        (nn) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Series dated March 22, 2005 regarding Janus Adviser High-Yield Fund, is filed herein as Exhibit 8(nn).

          Exhibit 9     (a)   Opinion and Consent of Fund Counsel with respect
                              to shares of the Trust is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment
                              No. 1, filed on June 12, 2000 (File No.
                              333-33978).

                        (b) Opinion and Consent of Fund Counsel with respect to shares of Global Value Fund is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                        (c) Opinion and Consent of Fund Counsel with respect to Class C Shares of Aggressive Growth Fund, Balanced Fund, Capital Appreciation Fund, Core Equity Fund, Flexible Income Fund, Global Value Fund, Growth and Income Fund, Growth Fund, International Fund, Money Market Fund, Strategic Value Fund and Worldwide Fund is incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (d) Opinion and Consent of Fund Counsel with respect to Class I Shares and Class C Shares of Risk-Managed Large Cap Growth Fund, Risk-Managed Large Cap Core Fund and Mid Cap Value Fund is incorporated by reference to Exhibit 9(d) to Post Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                        (e) Opinion and Consent of Fund Counsel with respect to Class I Shares and Class C Shares of Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

                        (f) Opinion and Consent of Fund Counsel with respect to Class I Shares and Class C Shares of Janus Adviser High-Yield Fund filed as Exhibit 9(f) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No. 333-33978), has been withdrawn.

                        (g) Opinion and Consent of Fund Counsel with respect to Class A Shares and Class R Shares of Balanced Fund, Capital Appreciation Fund, Core Equity Fund, Flexible Income Fund, Foreign Stock Fund, Growth and Income Fund, Growth Fund, International Growth Fund, Mid Cap Growth Fund, Mid Cap Value, Risk-Managed Core Fund, Risk-Managed Growth Fund, Small Company Value and Worldwide Fund; and Class A Shares of Money Market Fund is incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (h) Opinion and Consent of Fund Counsel with respect to Class I Shares, Class C Shares, Class A Shares and Class R Shares of Janus Adviser Orion Fund, Janus Adviser Small-Mid Growth Fund, Janus Adviser Contrarian Fund and Janus Adviser High-Yield Fund dated April 11, 2005, is filed herein as Exhibit 9(h).

          Exhibit 10 Consent of PricewaterhouseCoopers LLP to be filed by amendment.

          Exhibit 11          Not Applicable

          Exhibit 12          Not Applicable

          Exhibit 13    (a)   Form of Distribution and Shareholder Servicing
                              Plan is incorporated by reference to Registrant's
                              Registration Statement (File No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                        (b) Distribution and Shareholder Servicing Plan for Class C Shares is incorporated by reference to
                              Exhibit 13(b) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                        (c) Amended and Restated Distribution and Shareholder Servicing Plan for Class I Shares is incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (d) Distribution and Shareholder Servicing Plan for Class A Shares is incorporated by reference to
                              Exhibit 13(d) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

                        (e) Distribution and Shareholder Servicing Plan for Class R Shares is incorporated by reference to
                              Exhibit 13(e) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

          Exhibit 14    (a)   Rule 18f-3 Plan dated June 18, 2002, is
                              incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 5, filed July 26,
                              2002 (File No. 333-33978).

                        (b) Amended and Restated Rule 18f-3 Plan dated March 18, 2003 is incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 12, filed April 3, 2003 (File No. 333-33978).

                        (c) Form of Amended and Restated Rule 18f-3 Plan dated September 17, 2003 is incorporated by reference to
                              Exhibit 16(c) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

                        (d) Amended and Restated Rule 18f-3 Plan dated July 14, 2004 is incorporated by reference to Exhibit 14(d) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

          Exhibit 15 Powers of Attorney dated as of May 17, 2004 are incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

          Exhibit 16    (a)   Code of Ethics filed with Registrant's
                              Registration Statement (File No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000, have been withdrawn.

                        (b) Amended Janus Ethics Rules filed as Exhibit 14(b) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978), have been withdrawn.

                        (c) Amended Janus Ethics Rules filed as Exhibit 14(c) to Post-Effective Amendment No.5, filed July 26, 2002 (File No. 333-33978), have been withdrawn.

                        (d) Code of Ethics of Perkins, Wolf, McDonnell and Company is incorporated by reference to Exhibit 14(d) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978), have been withdrawn.

                        (e) Code of Ethics and Statement of Personal Trading Policies for Enhanced Investment Technologies, LLC filed as Exhibit 14(e) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978), have been withdrawn.

                        (f) Code of Ethics and Statement of Policies for Bay Isle Financial LLC filed as Exhibit 14(f) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978), have been withdrawn.

                        (g) Amended Code of Ethics Rules filed as Exhibit 14(g) to Post-Effective Amendment No 10, filed March 19, 2003 (File No. 333-33978), have been withdrawn.

                        (h) Amended Code of Ethics Rules filed as Exhibit 14(h) to Post-Effective Amendment No. 12, filed April 3, 2003 (File No. 333-33978), have been withdrawn.

                        (i) Amended Janus Ethics Rules are incorporated by reference to Exhibit 14(i) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978), have been withdrawn.

                        (j) Amended Janus Ethics Rules dated April 20, 2004 are incorporated by reference to Exhibit 16(j) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978), have been withdrawn.

                        (k) Code of Ethics of Perkins, Wolf, McDonnell and Company, LLC revised July 7, 2004 is incorporated by reference to Exhibit 16(k) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978), have been withdrawn.

                        (l) Amended Janus Ethics Rules dated September 14, 2004 are incorporated by reference to Exhibit 16(l) to Post-Effective Amendment No. 18, filed September 29, 2004 (File No. 333-33978), have been withdrawn.

                        (m) Amended Janus Ethics Rules dated March 22, 2005 are filed herein as Exhibit 16(m).

                        (n) Code of Ethics for Perkins, Wolf, McDonnell and Company, LLC is filed herein as Exhibit 16(n).

ITEM 24. Persons Controlled by or Under Common Control with Registrant

      The Board of Trustees of Janus Adviser Series is the same as that of Janus Investment Fund and Janus Aspen Series, and there is substantial overlap with the Board of Trustees of Janus Adviser. Each such trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the four trusts are substantially identical. Nonetheless, Janus Adviser Series takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective trust.

ITEM 25. Indemnification

      Article IX of Janus Adviser Series' Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and Advisory Board members.

ITEM 26. Business and Other Connections of Investment Adviser

      The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Trustees and Officers" in the Statement(s) of Additional Information included in this Registration Statement.

      The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:

Name and Principal
Business Address            Adviser/Affiliated Entity Name                 Position(s) with Adviser or Affiliated Entity
Robin C. Beery*             Janus Capital Group Inc.                       Chief Marketing Officer and Executive Vice
                                                                           President
                            Janus Capital Management LLC                   Chief Marketing Officer and Executive Vice
                                                                           President
                            The Janus Foundation                           President and Director
                            Janus Services LLC                             President

Gary D. Black*              Janus Capital Group Inc.                       Chief Investment Officer, President and Director
                            Janus Capital Management LLC                   Chief Investment Officer and President
                            Janus Management Holdings Corporation          Senior Vice President
                            Bay Isle Financial LLC                         President
                            Enhanced Investment Technologies, LLC          Working Director

John Bluher*                Janus Capital Group Inc.                       General Counsel, Chief Public Affairs Officer
                                                                           and Senior Vice President
                            Janus Capital Management LLC                   Chief Public Affairs Officer and Senior Vice
                                                                           President
                            Janus Management Holdings Corp.                General Counsel, Chief Public Affairs Officer
                                                                           and Senior Vice President

                            Janus Services LLC                             Senior Vice President
                            Capital Group Partners, Inc.                   Director
                            Enhanced Investment Technologies, LLC          Vice President

Dominic Martellaro*         Janus Capital Group Inc.                       Executive Vice President
                            Janus Capital Management LLC                   Executive Vice President
                            Janus Services LLC                             Executive Vice President

Steven L. Scheid*           Janus Capital Group Inc.                       Chief Executive Officer, Director and Chairman
                                                                           of the Board
                            Janus Capital Management LLC                   Chief Executive Officer
                            Enhanced Investment Technologies, LLC          Working Director

Loren Starr*                Janus Capital Group Inc.                       Chief Financial Officer and Senior Vice
                                                                           President
                            Janus Capital Management LLC                   Chief Financial Officer and Senior Vice
                                                                           President
                            Janus Holdings Corporation                     Director
                            Janus International Holding LLC                Director

                            Janus International Limited                    Chief Financial Officer, Senior Vice President
                                                                           and Treasurer

                            Janus Institutional Services LLC               Chief Financial Officer and Senior Vice
                                                                           President

                            Janus Management Holdings Corporation          Chief Financial Officer, Senior Vice President
                                                                           and Director

                            Janus Services LLC                             Chief Financial Officer and Senior Vice
                                                                           President

                            Capital Group Partners, Inc.                   Director
                            Enhanced Investment Technologies, LLC          Working Director

Name and Principal
Business Address            Adviser/Affiliated Entity Name                 Position(s) with Adviser or Affiliated Entity
John Zimmerman*             Janus Capital Group Inc.                       Executive Vice President
                            Janus Capital Management LLC                   Executive Vice President
                            Enhanced Investment Technologies, LLC          Working Director

* Principal address is 151 Detroit Street, Denver, Colorado 80206-4805.

      The only business of Bay Isle Financial LLC*, Enhanced Investment Technologies, LLC (fka Enhanced Investment Technologies, Inc.) and Perkins, Wolf, McDonnell and Company, LLC (fka Perkins, Wolf, McDonnell and Company) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered investment companies. The principal executive officers of the subadvisers and their positions with the subadvisers are as follows:


Name and Principal
Business Address                Subadviser                                   Position(s) with Subadviser
E. Robert Fernholz**            Enhanced Investment Technologies, LLC        Chief Investment Officer, Executive
                                                                             Vice President and Working Director

Robert A. Garvy**               Enhanced Investment Technologies, LLC        Chief Executive Officer, President and
                                                                             Working Director

David E. Hurley**               Enhanced Investment Technologies, LLC        Chief Operating Officer and Executive Vice
                                                                             President

Robert H. Perkins***            Perkins, Wolf, McDonnell and Company, LLC    Chief Investment Officer and President

Greg E. Wolf***                 Perkins, Wolf, McDonnell and Company, LLC    Chief Operating Officer and Treasurer

* Principal address is One Sansome Street, Suite 1650, San Francisco, California 94104.

** Principal address is 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

*** Principal address is 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

ITEM 27.    Principal Underwriters

            (a) Janus Distributors LLC ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Aspen Series, Janus Investment Fund and Janus Adviser.

            (b) The principal business address, positions with Janus Distributors and positions with Registrant of Bonnie M. Howe, Kelley Abbott Howes, David R. Kowalski and Girard C. Miller, officers and directors of Janus Distributors, are described under "Trustees and Officers" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:

Name                 Position(s) with Janus Distributors LLC
John Bluher          General Counsel, Chief Public Affairs
                     Officer and Senior Vice President
Gregory A. Frost     Senior Vice President and Controller
Erich Gerth          Senior Vice President
Douglas J. Laird     Vice President
John J. Mari         Vice President
Dominic Martellaro   Executive Vice President
Russell P. Shipman   Senior Vice President
Loren Starr          Senior Vice President and Chief
                     Financial Officer
John Zimmerman       Executive Vice President

                  Messrs. Bluher, Frost, Gerth, Laird, Mari, Martellaro, Shipman, Starr and Zimmerman do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

            (c)   Not Applicable.

ITEM 28.    Location of Accounts and Records

      The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, 100 Fillmore Street, Denver, Colorado 80206-4928, 720 South Colorado Blvd., Denver, Colorado 80206-1929, DocuVault, 5155 E. 46th Avenue, Denver, Colorado 80216 and Iron Mountain, 5050 Moline Street, Denver, Colorado 80239; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, New York 10043. Certain records relating to the day-to-day portfolio management of Risk-Managed Growth Fund and Risk-Managed Core Fund are kept in the offices of the subadviser, Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach, Florida 33410. Certain records relating to the day-to-day portfolio management of Mid Cap Value Fund are kept at the offices of the subadviser, Perkins, Wolf, McDonnell and Company, LLC, 310
S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

ITEM 29.    Management Services

      The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 30.    Undertakings

      Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 14th day of April, 2005.

                                      JANUS ADVISER SERIES

                                      By:/s/ Girard C. Miller
                                      ------------------------------------
                                      GirardC. Miller, President and Chief
                                      Executive Officer

      Janus Adviser Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 ("Trust Instrument") under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                 Title                                   Date

/s/  Girard C. Miller     President and Chief Executive Officer   April 14, 2005
---------------------     (Principal Executive Officer)
Girard C. Miller

/s/  Jesper Nergaard      Vice President, Chief Financial         April 14, 2005
---------------------     Officer, Treasurer and Principal
Jesper Nergaard           Accounting Officer (Principal
                          Financial Officer and Principal
                          Accounting Officer)

Dennis B. Mullen*         Chairman and Trustee                    April 14, 2005
---------------------
Dennis B. Mullen

William F. McCalpin*      Trustee                                 April 14, 2005
---------------------
William F. McCalpin

John W. McCarter, Jr.*    Trustee                                 April 14, 2005
---------------------
John W. McCarter, Jr.

James T. Rothe*           Trustee                                 April 14, 2005
---------------------
James T. Rothe

William D. Stewart*       Trustee                                 April 14, 2005
---------------------
William D. Stewart

Martin H. Waldinger*      Trustee                                 April 14, 2005
---------------------
Martin H. Waldinger

Thomas H. Bailey*         Trustee                                 April 14, 2005
---------------------
Thomas H. Bailey

/s/ Kelley Abbott Howes
----------------------
*By Kelley Abbott Howes
    Attorney-in-Fact

                                      INDEX OF EXHIBITS

Exhibit Number       Exhibit Title
--------------       -------------
Exhibit 1(n)         Fourth Amendment to Amended and Restated Trust Instrument

Exhibit 1(o)         Fifth Amendment to Amended and Restated Trust Instrument

Exhibit 2(c)         Second Amendment to Bylaws

Exhibit 2(d)         Third Amendment to Bylaws

Exhibit 2(e)         Fourth Amendment to Bylaws

Exhibit 4(aaa)       Amendment to Investment Advisory Agreement for Janus Adviser Growth Fund

Exhibit 4(bbb)       Amendment to Investment Advisory Agreement for Janus Adviser Capital Appreciation Fund

Exhibit 4(ccc)       Amendment to Investment Advisory Agreement for Janus Adviser Flexible Income Fund

Exhibit 4(ddd)       Investment Advisory Agreement for Janus Adviser Orion Fund

Exhibit 4(eee)       Investment Advisory Agreement for Janus Adviser Small-Mid Growth Fund

Exhibit 4(fff)       Investment Advisory Agreement for Janus Adviser Contrarian Fund

Exhibit 4(ggg)       Investment Advisory Agreement for Janus Adviser High-Yield Fund

Exhibit 7(t)         Amendment to Custodian Contract between Janus Adviser Series and  State Street Bank and
                     Trust Company

Exhibit 7(u)         Letter Agreement with State Street Bank and Trust Company regarding Janus Adviser Growth
                     Fund

Exhibit 7(v)         Letter Agreement with State Street Bank and Trust Company regarding Janus Adviser
                     Capital Appreciation Fund

Exhibit 7(w)         Letter Agreement with State Street Bank and Trust Company regarding Janus Adviser
                     Flexible Income Fund

Exhibit 7(x)         Form of Letter Agreement regarding State Street Bank and Trust Company Custodian Contract

Exhibit 8(kk)        Expense Limitation Agreement for Janus Adviser Orion Fund

Exhibit 8(ll)        Expense Limitation Agreement for Janus Adviser Small-Mid Growth Fund

Exhibit 8(mm)        Expense Limitation Agreement for Janus Adviser Contrarian Fund

Exhibit 8(nn)        Expense Limitation Agreement for Janus Adviser High-Yield Fund

Exhibit 9(h)         Opinion and Consent of Fund Counsel

Exhibit 16(m)        Amended Janus Ethics Rules

Exhibit 16(n)        Code of Ethics for Perkins, Wolf, McDonnell and Company, LLC